UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05534

                           AHA INVESTMENT FUNDS, INC.
                           --------------------------
               (Exact name of registrant as specified in charter)

                      190 SOUTH LASALLE STREET, SUITE 2800
                               CHICAGO, IL 60603
                               -----------------
              (Address of principal executive offices) (Zip code)

SAVITRI PAI, ESQ.                            ALAN GOLDBERG
AHA INVESTMENT FUNDS, INC.                   BELL, BOYD & LLOYD LLC
190 SOUTH LASALLE STREET, SUITE 2800         THREE FIRST NATIONAL PLAZA, #3300
CHICAGO, IL 60603                            CHICAGO, IL 60602
------------------------------------------------------------------------------
                    (Name and address of agent for service)

                                 1-800-445-1341
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2004
                         -------------

Date of reporting period:  JUNE 30, 2004
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                       (AHA INVESTMENT FUNDS, INC. LOGO)

                                 AHA INVESTMENT
                                  FUNDS, INC.

                  o   AHA LIMITED MATURITY FIXED INCOME FUND
                  o   AHA FULL MATURITY FIXED INCOME FUND
                  o   AHA BALANCED FUND
                  o   AHA DIVERSIFIED EQUITY FUND

                                 ANNUAL REPORT

                                 JUNE 30, 2004

                                WWW.AHAFUNDS.ORG

AHA INVESTMENT FUNDS, INC.
SHAREHOLDER LETTER
June 30, 2004

Dear Fellow Shareholder:

By the end of June 2004, the economy was showing strength in corporate earnings which were offset by record breaking oil prices and the onset of the Federal Reserve Bank policy of tightening the money supply. Further, the upcoming presidential election and the fragile geo-political landscape added to the uncertainty in the global capital markets. The old adage rings true now, the markets dislike uncertainty. That being said, the AHA Investment Funds showed an ability to manage risk in this capital market environment, as summarized below (all AHA Fund performance is shown net of fees):

The Diversified Equity Fund I Share Class continued to outperform the S&P 500.
-----------------------------------------
It returned 4.38% for the first six months of 2004 versus 3.46% for the S&P 500. For the fiscal year ending June 30, 2004, the Fund returned 21.60% versus 19.12%. The Diversified Equity Fund A Share Class also outperformed the S&P
500. It returned 4.26% for the first six months of 2004 and for the one year ending June 30, 2004, the Fund returned 21.24%. The Fund's performance was driven by exposure to the industrial and energy sectors and underweighting in utilities. Solid stock picking within those sectors further contributed to returns.

The Full Maturity Fixed Income Fund outperformed the Lehman Government Corporate
-----------------------------------
Benchmark for both the first 6 months of 2004, where the Fund was flat, 0.0% versus -.10% for the benchmark and for the fiscal year ending June 30, 2004, where the Fund returned .08% versus -.06% for the benchmark. All of this in spite of the Federal Reserve raising the Fed funds rate by 25 basis points to 1.25%. The portfolio's duration was less than the benchmark and was a contributor to the out performance. The under weight position to treasuries and the exposure to the corporate and mortgage backed sectors also aided performance.

The Limited Maturity Fixed Income Fund was most affected by the Fed's move to
--------------------------------------
raise short rates, as was true of all managers in the short maturity spectrum. The yield of the portfolio has spiked up from 1.25% at the end of the first quarter 2004 to 2.03% at June 30, 2004. This yield component has been achieved by greater weighting in agencies, corporate bonds and asset-backed securities. The fund's total net return was -.34% for the first six months of 2004 and -.06% for the year ending June 30, 2004, in line with the short maturity bond market. The portfolio continues to maintain its duration at 1.7 years, an appropriate target for a short duration bond fund. Further, the portfolio continues to hold only securities rated A or better by S&P and or Moody's consistent with a high quality portfolio. The portfolio is not allowed to own securities rated below A by either S&P or Moody's.

The Balanced Fund combines stocks, bonds and cash and returned 2.83% for the
-----------------
first six months and 13.42% for the fiscal year ending June 30, 2004. This compared to its benchmark of 60% S&P 500, 30% Lehmann Intermediate Government Corporate and 10% Treasury Bills, performance of 2.09% and 11.31%, respectively.

Our investing outlook through at least the election will emphasize risk management and economic fundamentals. The lack of consensus in the markets is likely to create situations where opportunities will exist. But those opportunities are unlikely to be as evident as they were in 2003. The Funds' multi-manager investment approach, where we utilize investment managers that invest through different, but complementary investment styles or play different roles within the Funds overall portfolio, increases the likelihood that these opportunities are identified and added to the portfolio at attractive levels. It is in markets such as these, moving in narrow trading ranges, where our multi-manager approach can provide meaningful added value where investment 'jewels' are more difficult to find in the mines of financial data.

We will continue to identify ways to serve the needs of our shareholders. In May, the AHA Full Maturity Fixed Income Fund's Class A shares became fully operational, joining the AHA Diversified Equity Fund for use by both institutional 401k and 403b plans and individual directed retirement plan selections.

It is important to say that we are committed to delivering the best investment offering we can to our shareholders. That commitment is further demonstrated by the fact that many of the Fund's senior management and several Board members are also shareholders in one or more of the AHA Investment Funds. We thank you for entrusting your assets with the AHA Investment Funds and once again, we do not take lightly our role as stewards of our shareholders' assets.

Sincerely,

/s/Douglas Peabody

Douglas Peabody
President

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Opinions expressed above are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for fund holdings information and index definitions. Portfolio holdings and sector allocations are subject to change.

The portfolio is a series of AHA Investment Funds, Inc., a registered investment company. Neither the American Hospital Association nor its subsidiaries guarantee any rate of return.

This material must be preceded or accompanied by a current prospectus, which includes more information on the funds' risks, fees and expenses. Please read it carefully before you invest or send money.

Distributed by Quasar Distributors, LLC.  (08/04)

AHA LIMITED MATURITY FIXED INCOME FUND
HYPOTHETICAL GROWTH OF $10,000

             AHA Limited Maturity Fixed                  Merrill Lynch 1-3 Year
    Date    Income Fund - Class I Shares  90 Day T-Bills     Treasury Index
    ----    ----------------------------  --------------     --------------
  12/22/88*<F1>       $10,000                $10,000            $10,000
   6/30/89            $10,502                $10,471            $10,638
   6/30/90            $11,179                $11,333            $11,509
   6/30/91            $12,129                $12,117            $12,689
   6/30/92            $13,399                $12,673            $14,011
   6/30/93            $14,135                $13,072            $14,933
   6/30/94            $14,296                $13,526            $15,176
   6/30/95            $15,325                $14,278            $16,349
   6/30/96            $16,036                $15,053            $17,242
   6/30/97            $17,006                $15,856            $18,377
   6/30/98            $18,046                $16,695            $19,628
   6/30/99            $18,872                $17,478            $20,627
 6/30/2000            $19,698                $18,458            $21,641
 6/30/2001            $21,501                $19,484            $23,589
 6/30/2002            $22,838                $19,928            $25,159
 6/30/2003            $23,898                $20,196            $26,401
 6/30/2004            $23,888                $20,399            $26,538

*<F1>  Inception date.

This chart assumes an initial gross investment of $10,000 made on December 22, 1988 (since inception) for the AHA Limited Maturity Fixed Income Fund, as well as the 90 Day T-Bill Index and the Merrill Lynch 1-3 Year Treasury Index. Performance figures include reinvested dividends and capital gains. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-445-1341.

                          TOTAL RETURNS AS OF 6/30/04

                                                        ANNUALIZED
                                            -----------------------------------
                                            ONE YEAR      FIVE YEAR    TEN YEAR
                                            --------      ---------    --------
AHA Limited Maturity Fixed Income
  Fund - Class I Shares                      -0.05%         4.83%       5.27%
90 Day T-Bills                                1.00%         3.14%       4.19%
Merrill Lynch 1-3 Year Treasury Index         0.52%         5.17%       5.75%

90 Day T-Bills
-------------

This index is derived from secondary market interest rates as published by the Federal Reserve Bank in release H.15 (519). Average U.S. Treasury Bill rates expressed as annual percentage yields are converted back to daily rates based on 360 days per year. The daily rates are then transformed to 30-day compounded annual yields. This figure is divided by 12 and the resulting monthly "dividend" is reinvested at a constant $1 price to measure monthly performance. This process is repeated every month.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Merrill Lynch 1-3 Year Treasury Index
-------------------------------------

A subset of the Merrill Lynch Treasury Master Index. The maturity range on these securities is from one to three years. This index is available on a monthly basis in price-only and total return versions. The value was set at 100 on 12/31/1975.

One cannot invest directly in an index.

AHA FULL MATURITY FIXED INCOME FUND
HYPOTHETICAL GROWTH OF $10,000

               AHA Full Maturity Fixed Income     Lehman Government/Corporate
    Date           Fund - Class I Shares        Intermediate Total Return Index
    ----           ---------------------        -------------------------------
  10/20/88*<F2>           $10,000                           $10,000
   6/30/89                $10,861                           $10,842
   6/30/90                $11,359                           $11,692
   6/30/91                $12,252                           $12,922
   6/30/92                $13,927                           $14,623
   6/30/93                $15,594                           $16,157
   6/30/94                $15,389                           $16,115
   6/30/95                $17,077                           $17,787
   6/30/96                $17,689                           $18,677
   6/30/97                $19,121                           $20,028
   6/30/98                $21,075                           $21,735
   6/30/99                $21,522                           $22,643
 6/30/2000                $22,499                           $23,595
 6/30/2001                $24,884                           $26,203
 6/30/2002                $26,744                           $28,345
 6/30/2003                $29,432                           $31,410
 6/30/2004                $29,455                           $31,390

*<F2>  Inception date.

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Full Maturity Fixed Income Fund and the Lehman Government/Corporate Intermediate Total Return Index. Performance figures include reinvested dividends and capital gains. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-445-1341.

                          TOTAL RETURNS AS OF 6/30/04

                                                         ANNUALIZED
                                            -----------------------------------
                                            ONE YEAR      FIVE YEAR    TEN YEAR
                                            --------      ---------    --------
AHA Full Maturity Fixed Income
  Fund - Class I Shares                       0.08%         6.48%       6.71%
Lehman Government/Corporate Intermediate
  Total Return Index                         -0.06%         6.75%       6.89%

Lehman Government/Corporate Intermediate Total Return Index
-----------------------------------------------------------

A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

One cannot invest directly in an index.

AHA BALANCED FUND
HYPOTHETICAL GROWTH OF $10,000

                                                   Lehman Government/Corporate
          AHA Balanced Fund -   Standard & Poor's       Intermediate Total
   Date      Class I Shares      500 Stock Index           Return Index
   ----     ---------------      ---------------           ------------
  10/20/88*<F3> $10,000              $10,000                 $10,000
   6/30/89      $11,001              $12,014                 $10,842
   6/30/90      $11,587              $13,994                 $11,692
   6/30/91      $12,357              $15,029                 $12,922
   6/30/92      $14,075              $17,045                 $14,623
   6/30/93      $15,907              $19,368                 $16,157
   6/30/94      $15,954              $19,640                 $16,115
   6/30/95      $18,343              $24,750                 $17,787
   6/30/96      $21,876              $31,172                 $18,677
   6/30/97      $26,957              $41,975                 $20,028
   6/30/98      $31,490              $54,624                 $21,735
   6/30/99      $35,617              $67,070                 $22,643
 6/30/2000      $37,030              $71,938                 $23,595
 6/30/2001      $39,319              $61,281                 $26,203
 6/30/2002      $36,606              $50,266                 $28,345
 6/30/2003      $37,117              $50,391                 $31,410
 6/30/2004      $42,094              $60,029                 $31,390

*<F3>  Inception date.

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Balanced Fund, as well as the Standard & Poor's 500 Stock Index and the Lehman Government/Corporate Intermediate Total Return Index. Performance figures include reinvested dividends and capital gains. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-445-1341.

                          TOTAL RETURNS AS OF 6/30/04

                                                        ANNUALIZED
                                            ----------------------------------
                                            ONE YEAR      FIVE YEAR    TEN YEAR
                                            --------      ---------    --------
AHA Balanced Fund - Class I Shares           13.41%         3.40%       10.19%
Standard & Poor's 500 Stock Index            19.12%        -2.17%       11.85%
Lehman Government/Corporate Intermediate
  Total Return Index                         -0.06%         6.75%        6.89%

Standard & Poor's 500 Stock Index
---------------------------------

A market capitalization-weighted, price-only index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.

Lehman Government/Corporate Intermediate Total Return Index
-----------------------------------------------------------

A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

One cannot invest directly in an index.

AHA DIVERSIFIED EQUITY FUND
HYPOTHETICAL GROWTH OF $10,000

                        AHA Diversified Equity          Standard & Poor's
        Date            Fund - Class I Shares            500 Stock Index
        ----            ---------------------            ---------------
      10/20/88*<F4>            $10,000                       $10,000
       6/30/89                 $11,450                       $12,014
       6/30/90                 $12,339                       $13,994
       6/30/91                 $12,749                       $15,029
       6/30/92                 $14,674                       $17,045
       6/30/93                 $16,791                       $19,368
       6/30/94                 $17,496                       $19,640
       6/30/95                 $21,011                       $24,750
       6/30/96                 $26,556                       $31,172
       6/30/97                 $35,309                       $41,975
       6/30/98                 $43,796                       $54,624
       6/30/99                 $52,071                       $67,070
     6/30/2000                 $54,818                       $71,938
     6/30/2001                 $55,448                       $61,281
     6/30/2002                 $48,428                       $50,266
     6/30/2003                 $47,469                       $50,391
     6/30/2004                 $57,721                       $60,029

*<F4>  Inception date.

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Diversified Equity Fund and the Standard & Poor's 500 Stock Index. Performance figures include reinvested dividends and capital gains. Class A Shares are sold with a 0.25% 12b-1 fee. The advisor has an agreement in place to waive fees. Currently, the expense levels have not been exceeded for the Fund.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-445-1341.

                          TOTAL RETURNS AS OF 6/30/04

                                                        ANNUALIZED
                                            -----------------------------------
                                            ONE YEAR      FIVE YEAR    TEN YEAR
                                            --------      ---------    --------
AHA Diversified Equity Fund -
  Class A Shares                             21.24%          N/A        N/A
AHA Diversified Equity Fund -
  Class I Shares                             21.60%         2.08%      12.68%
Standard & Poor's 500 Stock Index            19.12%        -2.17%      11.85%

Class A Shares commenced operations on December 30, 2002. Total return since inception for the Class A Shares was 34.90% as of June 30, 2004.

Standard & Poor's 500 Stock Index
---------------------------------
A market capitalization-weighted, price-only index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.

One cannot invest directly in an index.

AHA LIMITED MATURITY FIXED INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2004

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                   ---------          -----
CORPORATE BONDS - 33.9%

AEROSPACE & DEFENSE - 0.8%
United Technologies Corporation,
  4.875%, 11/01/2006                              $ 1,300,000     $  1,348,797
                                                                  ------------

BANKING - 6.9%
Bank of America Corporation,
  7.875%, 05/16/2005                                1,500,000        1,570,023
Bank of America Corporation,
  4.750%, 10/15/2006                                  860,000          888,174
The Bank of New York Company,
  Inc., 2.200%, 05/12/2006                          1,500,000        1,478,229
Bank One Corporation,
  7.625%, 08/01/2005                                  545,000          573,834
Bank One Corporation,
  6.875%, 08/01/2006                                1,100,000        1,177,373
FleetBoston Financial Corporation,
  7.250%, 09/15/2005                                1,245,000        1,312,347
Wachovia Corporation,
  7.050%, 08/01/2005                                1,245,000        1,301,746
Wachovia Corporation,
  7.550%, 08/18/2005                                1,000,000        1,053,936
Wells Fargo & Company,
  4.800%, 07/29/2005                                  800,000          819,438
Wells Fargo & Company,
  5.900%, 05/21/2006                                  750,000          788,051
                                                                  ------------
                                                                    10,963,151
                                                                  ------------

FINANCIAL - 6.9%
American Express Company,
  6.875%, 11/01/2005                                  710,000          748,248
American Express Company,
  5.500%, 09/12/2006                                1,000,000        1,047,444
Caterpillar Financial Services
  Corporation, 5.950%, 05/01/2006                   1,830,000        1,924,937
Countrywide Home Loans, Inc.,
  3.500%, 12/19/2005                                1,720,000        1,734,193
Countrywide Home Loans, Inc.,
  5.500%, 08/01/2006                                  350,000          364,929
General Electric Capital
  Corporation, 7.500%, 05/15/2005                     795,000          829,706
Household Finance Corporation,
  8.000%, 05/09/2005                                1,265,000        1,324,479
Unilever Capital Corp.,
  6.875%, 11/01/2005                                1,530,000        1,613,567
Verizon Global Funding Corp.,
  6.750%, 12/01/2005                                  500,000          527,156
Washington Mutual Finance
  Corporation, 6.250%, 05/15/2006                     935,000          990,554
                                                                  ------------
                                                                    11,105,213
                                                                  ------------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 9.2%
The Bear Stearns Companies Inc.,
  3.000%, 03/30/2006                                1,945,000        1,943,944
Citigroup Inc.,
  6.750%, 12/01/2005                                1,650,000        1,741,283
Credit Suisse First Boston,
  5.875%, 08/01/2006                                  500,000          525,987
Donaldson, Lufkin & Jenrette, Inc.,
  6.875%, 11/01/2005                                  835,000          880,821
J.P. Morgan Chase & Co.,
  5.625%, 08/15/2006                                1,500,000        1,572,527
Lehman Brothers Holdings Inc.,
  6.625%, 02/05/2006                                1,520,000        1,603,573
Lehman Brothers Holdings Inc.,
  6.250%, 05/15/2006                                1,000,000        1,055,595
Merrill Lynch & Co., Inc.,
  6.150%, 01/26/2006                                1,225,000        1,291,217
Merrill Lynch & Co., Inc.,
  6.130%, 05/16/2006                                1,255,000        1,328,800
Morgan Stanley,
  7.750%, 06/15/2005                                1,270,000        1,332,193
Morgan Stanley,
  6.100%, 04/15/2006                                1,315,000        1,384,082
                                                                  ------------
                                                                    14,660,022
                                                                  ------------

FOOD & BEVERAGES - 2.3%
Bottling Group LLC,
  2.450%, 10/16/2006                                1,400,000        1,379,361
The Coca-Cola Company,
  4.000%, 06/01/2005                                1,200,000        1,215,317
Coca-Cola Enterprises Inc.,
  5.375%, 08/15/2006                                1,040,000        1,087,030
                                                                  ------------
                                                                     3,681,708
                                                                  ------------

INSURANCE - 2.1%
The Allstate Corporation,
  7.875%, 05/01/2005                                1,350,000        1,409,245
American International Group, Inc.,
  2.850%, 12/01/2005                                  910,000          910,158
UnitedHealth Group Incorporated,
  7.500%, 11/15/2005                                1,000,000        1,061,442
                                                                  ------------
                                                                     3,380,845
                                                                  ------------

MANUFACTURING - 1.2%
Honeywell International Inc.,
  6.875%, 10/03/2005                                1,790,000        1,881,032
                                                                  ------------

OIL - 0.8%
ConocoPhillips,
  8.500%, 05/25/2005                                1,270,000        1,335,507
                                                                  ------------

RETAIL - 0.9%
Target Corporation,
  5.500%, 04/01/2007                                1,400,000        1,477,010
                                                                  ------------

TELECOMMUNICATIONS - 2.8%
BellSouth Corporation,
  5.000%, 10/15/2006                                1,000,000        1,036,404
BellSouth Telecommunications Inc.,
  6.500%, 06/15/2005                                  800,000          830,230
GTE Corporation,
  6.360%, 04/15/2006                                  850,000          894,537
SBC Communications Inc.,
  5.750%, 05/02/2006                                1,625,000        1,701,144
                                                                  ------------
                                                                     4,462,315
                                                                  ------------
TOTAL CORPORATE BONDS
  (COST $54,496,978)                                                54,295,600
                                                                  ------------

U.S. GOVERNMENT
  AGENCY OBLIGATIONS - 42.6%
Federal Home Loan Bank,
  3.250%, 08/15/2005                                5,600,000        5,653,211
Federal Home Loan Bank,
  2.500%, 12/15/2005                                8,215,000        8,204,173
Federal Home Loan Mortgage
  Corporation, 1.750%, 05/15/2005                   5,215,000        5,200,236
Federal Home Loan Mortgage
  Corporation, 1.875%, 02/15/2006                   7,440,000        7,332,001
Federal Home Loan Mortgage
  Corporation, 2.375%, 02/15/2007                   2,810,000        2,740,037
Federal National Mortgage
  Association, 7.000%, 07/15/2005                   2,650,000        2,778,297
Federal National Mortgage
  Association, 1.875%, 09/15/2005                   6,000,000        5,963,196
Federal National Mortgage
  Association, 2.250%, 02/28/2006                   1,910,000        1,894,334
Federal National Mortgage
  Association, 2.250%, 05/15/2006                   8,900,000        8,792,666
Federal National Mortgage
  Association, 4.375%, 10/15/2006                   8,000,000        8,207,184
Federal National Mortgage
  Association, 2.625%, 11/15/2006                   4,225,000        4,163,839
Federal National Mortgage
  Association, 5.000%, 01/15/2007                   4,560,000        4,743,102
Federal National Mortgage
  Association, 2.625%, 01/19/2007                   2,505,000        2,457,114
                                                                  ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST  $68,893,091)                                   68,129,390
                                                                  ------------

U.S. TREASURY SECURITIES - 11.3%
United States Treasury Note,
  2.750%, 06/30/2006                               13,325,000       13,337,499
United States Treasury Note,
  3.125%, 05/15/2007                                4,685,000        4,686,466
                                                                  ------------
TOTAL U.S. TREASURY SECURITIES
  (COST $18,021,565)                                                18,023,965
                                                                  ------------

ASSET BACKED SECURITIES - 13.0%
Bank One Auto Securitization
  Trust, 2003-1 A4,
  2.430%, 03/22/2010                                  725,000          702,846
Bank One Issuance Trust, 2002-A2
  A2, 4.160%, 01/15/2008                            1,110,000        1,128,743
BMW Vehicle Owner Trust, 2002-A
  A4, 4.460%, 05/25/2007                            1,340,000        1,363,546
Capital Auto Receivables
  Asset Trust, 2002-1 A4,
  4.160%, 07/16/2007                                  940,000          952,919
Capital Auto Receivables
  Asset Trust, 2003-3 A3A,
  2.960%, 01/15/2008                                  660,000          658,572
Chase Manhattan Auto
  Owner Trust, 2003-A A4,
  2.060%, 12/15/2009                                1,395,000        1,352,478
Citibank Credit Card
  Issuance Trust, 2003-A2 A2,
  2.700%, 01/15/2008                                1,205,000        1,203,218
Citibank Credit Card
  Issuance Trust, 2004-A1 A1,
  2.550%, 01/20/2009                                1,010,000          989,855
Daimler Chrysler Auto Trust,
  2003-A A4, 2.880%, 10/08/2009                     1,650,000        1,639,637
Ford Credit Auto Owner Trust,
  2002-A A4A, 4.360%, 09/15/2006                    2,015,000        2,049,027
Ford Credit Auto Owner Trust,
  2002-B A4, 4.750%, 08/15/2006                     1,320,000        1,349,669
Honda Auto Receivables
  Owner Trust, 2002-4 A4,
  2.700%, 03/17/2008                                  880,000          876,072
MBNA Credit Card Master
  Note Trust, 2002-A6 A6,
  3.900%, 11/15/2007                                1,000,000        1,015,298
Nissan Auto Receivables
  Owner Trust, 2002-C A4,
  3.330%, 01/15/2008                                  950,000          956,338
Nissan Auto Receivables
  Owner Trust, 2003-B A4,
  2.050%, 03/16/2009                                  955,000          926,061
Toyota Auto Receivables
  Owner Trust, 2003-B A4,
  2.790%, 01/15/2010                                  945,000          934,984
USAA Auto Owner Trust,
  2003-1 A4, 2.040%, 02/16/2010                       680,000          665,927
Volkswagen Auto Lease Trust,
  2002-A A4, 2.750%, 12/20/2007                       680,000          683,389
Wells Fargo Financial Auto
  Owner Trust, 2004-A A3,
  2.060%, 06/16/2008                                1,415,000        1,395,185
                                                                  ------------
TOTAL ASSET BACKED SECURITIES
  (COST $20,999,773)                                                20,843,764
                                                                  ------------

MORTGAGE BACKED SECURITIES -
  PRIVATE - 0.4%
Nationslink Funding Corporation,
  1998-2 A1, 6.001%, 08/20/2030                       564,707          582,225
                                                                  ------------
TOTAL MORTGAGE BACKED SECURITIES -
  PRIVATE (COST $582,452)                                              582,225
                                                                  ------------

MORTGAGE BACKED SECURITIES -
  U.S. AGENCY - 0.0%
FNMA, Pool 527835,
  7.500%, 02/01/2030                                    1,735            1,861
FNMA, Pool 541946,
  7.500%, 07/01/2030                                      987            1,059
FNMA, Pool 584930,
  7.500%, 05/01/2031                                    1,964            2,106
                                                                  ------------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $4,888)                                              5,026
                                                                  ------------

SHORT-TERM INVESTMENTS - 7.4%
American Express Company
  Commercial Paper,
  1.300%, 07/01/2004                                3,400,000        3,400,000
General Electric Capital
  Corporation Commercial Paper,
  1.250%, 07/01/2004                                3,410,000        3,410,000
Toyota Motor Credit Corporation
  Commercial Paper,
  0.900%, 07/02/2004(3)<F7>                         5,000,000        4,999,875
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $11,809,875)                                                11,809,875
                                                                  ------------

INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING - 38.1%

CERTIFICATES OF DEPOSIT - 1.9%
Lloyds Institutional Certificate of
  Deposit, 1.180%, 10/27/2004                       1,481,116        1,481,116
Svenska Handlsbankn Certificate of
  Deposit, 1.170%, 10/21/2004                       1,481,116        1,481,116
                                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $2,962,232)                                                  2,962,232
                                                                  ------------

COMMERCIAL PAPER - 8.3%
Goldman Sachs Group, Inc.
  Commercial Paper,
  1.570%, 07/02/2004(2)<F6>                         2,962,232        2,962,232
Lakeside Funding LLC
  Commercial Paper, 1.229%,
  07/08/2004 (Cost $2,962,232,
  Acquired Date 06/08/2004)(1)<F5>                  2,962,232        2,962,232
Leafs LLC Commercial Paper,
  1.290%, 04/20/2005
  (Cost $1,481,116, Acquired
  Date 04/20/2004)(1)<F5>(2)<F6>                    1,481,116        1,481,116
Lehman Brothers Holdings
  Commercial Paper,
  1.560%, 08/23/2004(2)<F6>                         2,962,232        2,962,232
Morgan Stanley Commercial Paper,
  1.580%, 09/14/2004(2)<F6>                         2,962,232        2,962,232
                                                                  ------------
TOTAL COMMERCIAL PAPER
  (COST $13,330,044)                                                13,330,044
                                                                  ------------

MONEY MARKET FUNDS - 0.1%
AIM Liquid Assets Portfolio -
  Institutional Class                                 104,686          104,686
Merrill Lynch Premier
  Institutional Fund                                   52,476           52,476
                                                                  ------------
TOTAL MONEY MARKET FUNDS
  (COST $157,162)                                                      157,162
                                                                  ------------
OTHER SHORT-TERM INVESTMENTS - 7.0%
Bayerische Landesbank,
  1.281%, 06/24/2005(2)<F6>                         1,481,116        1,481,116
Halogen Funding Company, LLC,
  1.250%, 07/14/2005
  (Cost $2,962,232, Acquired
  Date 06/14/2004)(1)<F5>(2)<F6>                    2,962,232        2,962,232
Metlife Global Funding,
  1.360%, 07/28/2005
  (Cost $2,962,232, Acquired
  Date 04/09/2003)(1)<F5>(2)<F6>                    2,962,232        2,962,232
Premium Asset Trust 03-2,
  1.338%, 06/01/2005
  (Cost $1,481,116,
  Acquired 05/02/2003)(1)<F5>(2)<F6>                1,481,116        1,481,116
Sigma Finance, Inc.,
  1.570%, 05/17/2005
  (Cost $2,221,230,
  Acquired 05/17/2004)(1)<F5>(2)<F6>                2,221,230        2,221,230
                                                                  ------------
TOTAL OTHER SHORT-TERM INVESTMENTS
  (COST $11,107,926)                                                11,107,926
                                                                  ------------

REPURCHASE AGREEMENTS - 20.8%
CS First Boston Repurchase
  Agreement, 1.580%, 07/01/2004
  (Collateralized by Fannie Mae
  Collateralized Mortgage
  Obligations)                                     19,995,067       19,995,067
JP Morgan Repurchase
  Agreement, 1.600%, 07/01/2004
  (Collateralized by Corporate
  Bonds Rated BBB by S&P)(2)<F6>                   13,330,045       13,330,045
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (COST $33,325,112)                                                33,325,112
                                                                  ------------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $60,882,476)                                        60,882,476
                                                                  ------------
TOTAL INVESTMENTS
  (COST $235,691,098) - 146.7%                                     234,572,321
                                                                  ------------
Cash Overdrafted
  from Securities Lending - 0.0%                                           (13)
Liabilities, less Other Assets - (46.7)%                           (74,623,645)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $159,948,663
                                                                  ------------
                                                                  ------------

(1)<F5>   Restricted under Rule 144A of the Securities Act of 1933.
(2)<F6> Variable rate security. The rate shown is the rate in effect on June 30, 2004.
(3)<F7>   Foreign security.

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2004

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                     ---------        -----
CORPORATE BONDS - 35.1%

AEROSPACE & DEFENSE - 0.4%
Raytheon Company,
  6.750%, 08/15/2007                                $   40,000     $    43,351
Systems 2001 Asset Trust,
  6.664%, 09/15/2013
  (Cost $72,204, Acquired
  06/04/2001 and 06/07/2001)(2)<F9>                     71,886          77,572
                                                                   -----------
                                                                       120,923
                                                                   -----------

AIRLINES - 0.5%
Continental Airlines, Inc.,
  6.800%, 07/02/2007                                   164,143         140,008
                                                                   -----------

AUTOMOBILES - 1.0%
DaimlerChrysler NA Holding Corp,
  4.050%, 06/04/2008                                    50,000          49,070
DaimlerChrysler NA Holding Corp,
  7.300%, 01/15/2012                                    90,000          98,375
Ford Motor Company,
  9.215%, 09/15/2021                                   125,000         136,620
                                                                   -----------
                                                                       284,065
                                                                   -----------

BANKING - 5.8%
ABN-AMRO Bank NV,
  8.250%, 08/01/2009(1)<F8>                            100,000         100,422
Bank of America Corporation,
  5.250%, 02/01/2007                                    50,000          52,196
Bank of America Corporation,
  7.400%, 01/15/2011                                    90,000         102,133
Bank One Corporation,
  6.000%, 08/01/2008                                    50,000          53,318
Bank One Corporation,
  10.000%, 08/15/2010                                   89,000         112,349
Bankers Trust Corporation,
  7.125%, 03/15/2006                                    50,000          53,286
BSCH Issuances Ltd.,
  7.625%, 09/14/2010(1)<F8>                            100,000         114,340
Dime Capital Trust I,
  9.330%, 05/06/2027                                    50,000          58,394
Dresdner Bank - New York,
  7.250%, 09/15/2015(1)<F8>                            150,000         166,323
HSBC Holdings plc,
  7.500%, 07/15/2009(1)<F8>                            150,000         169,596
KfW Bankengruppe,
  3.375%, 01/23/2008(1)<F8>                             80,000          79,906
NCNB Corporation,
  10.200%, 07/15/2015                                  100,000         135,056
Wachovia Corporation,
  6.300%, 04/15/2008(4)<F11>                           150,000         160,156
Wachovia Corporation,
  3.625%, 02/17/2009                                   140,000         135,935
Wells Fargo & Company,
  1.559%, 06/12/2006(4)<F11>                            90,000          90,147
Wells Fargo & Company,
  3.500%, 04/04/2008                                    35,000          34,521
Wells Fargo & Company,
  5.000%, 11/15/2014                                    70,000          67,788
                                                                   -----------
                                                                     1,685,866
                                                                   -----------

BUILDING PRODUCTS - 0.5%
Hanson Australia Funding,
  5.250%, 03/15/2013(1)<F8>                             75,000          72,795
Masco Corporation,
  5.875%, 07/15/2012                                    75,000          78,020
                                                                   -----------
                                                                       150,815
                                                                   -----------

BUSINESS MACHINES & SOFTWARE - 0.2%
International Business Machines
  Corporation, 4.375%, 06/01/2009                       50,000          50,203
                                                                   -----------

CHEMICALS - 0.2%
The Dow Chemical Company,
  5.750%, 12/15/2008                                    40,000          42,016
E.I. du Pont de Nemours and
  Company, 4.125%, 04/30/2010                           30,000          29,519
                                                                   -----------
                                                                        71,535
                                                                   -----------

COMMUNICATION & MEDIA - 1.6%
Comcast Cable Communications,
  Inc., 8.375%, 05/01/2007                              70,000          78,283
Cox Enterprises, Inc.,
  4.375%, 05/01/2008                                    40,000          39,892
Historic TW Inc.,
  9.125%, 01/15/2013                                    50,000          61,049
Liberty Media Corporation,
  3.020%, 09/17/2006(4)<F11>                            65,000          66,221
Time Warner Inc.,
  6.875%, 05/01/2012                                   210,000         227,270
                                                                   -----------
                                                                       472,715
                                                                   -----------

COMPUTER SERVICES - 0.4%
Electronic Data Systems Corporation,
  7.125%, 10/15/2009                                   100,000         104,762
                                                                   -----------

DRUGS - 0.1%
Bristol-Myers Squibb Company,
  4.750%, 10/01/2006                                    40,000          41,233
                                                                   -----------

ENERGY - 4.2%
American Electric Power Company,
  Inc., 6.125%, 05/15/2006                              50,000          52,511
The Cleveland Electric
  Illuminating Company, 5.650%,
  12/15/2013 (Cost $106,388,
  Acquired 06/29/2004)(2)<F9>                          110,000         107,235
Conectiv, 6.730%, 06/01/2006                            33,000          33,816
Dominion Resources, Inc.,
  5.700%, 09/17/2012                                    50,000          50,939
DTE Energy Company,
  2.324%, 06/01/2007(4)<F11>                            40,000          39,983
Exelon Corporation,
  6.750%, 05/01/2011                                    60,000          65,341
FirstEnergy Corp.,
  5.500%, 11/15/2006                                    20,000          20,702
FirstEnergy Corp.,
  7.375%, 11/15/2031                                     5,000           5,227
Hydro-Quebec,
  6.300%, 05/11/2011(1)<F8>                             20,000          21,812
Korea Electric Power Corporation,
  7.750%, 04/01/2013(1)<F8>                             95,000         109,040
Korea Electric Power Corporation,
  6.750%, 08/01/2027(1)<F8>                             75,000          76,704
Niagara Mohawk Power Corporation,
  7.750%, 10/01/2008                                    50,000          56,334
Pacific Gas and Electric Company,
  2.300%, 04/03/2006(4)<F11>                           220,000         220,149
Pacific Gas and Electric Company,
  6.050%, 03/01/2034                                    25,000          23,592
Progress Energy, Inc.,
  7.100%, 03/01/2011                                    70,000          76,808
PSI Energy, Inc., 7.850%, 10/15/2007                   125,000         139,938
Sempra Energy,
  1.740%, 05/21/2008(4)<F11>                            50,000          49,990
TXU Corp., 6.375%, 06/15/2006                           80,000          84,651
                                                                   -----------
                                                                     1,234,772
                                                                   -----------

FINANCIAL - 6.9%
American General
  Finance Corporation,
  8.450%, 10/15/2009                                   100,000         117,003
Amvescap Plc, 5.900%, 01/15/2007(1)<F8>                 50,000          52,835
Anadarko Finance Co.,
  6.750%, 05/01/2011(1)<F8>                             80,000          88,111
Auburn Hills Trust,
  12.375%, 05/01/2020                                   55,000          79,438
Boeing Capital Corporation,
  5.750%, 02/15/2007                                    50,000          52,723
BP Capital Markets Plc,
  2.750%, 12/29/2006(1)<F8>                             40,000          39,514
Caterpillar Financial Services
  Corporation, 4.500%, 06/15/2009                       90,000          90,493
CIT Group Inc., 4.000%, 05/08/2008                      50,000          49,627
CIT Group Inc., 3.375%, 04/01/2009                      75,000          71,300
Countrywide Home Loans, Inc.,
  1.400%, 02/17/2006(4)<F11>                            30,000          30,011
Countrywide Home Loans, Inc.,
  2.875%, 02/15/2007                                    60,000          58,870
Deutsche Telekom International
  Finance BV, 3.875%, 07/22/2008(1)<F8>                 50,000          49,247
Deutsche Telekom
  International Finance BV,
  8.250%, 06/15/2030(1)<F8>                             75,000          91,548
Diageo Capital Plc,
  3.375%, 03/20/2008(1)<F8>                             50,000          49,009
General Electric Capital Corporation,
  6.000%, 06/15/2012                                    75,000          79,272
General Motors Acceptance
  Corporation, 6.750%, 01/15/2006                       10,000          10,482
General Motors Acceptance
  Corporation, 6.125%, 09/15/2006                       30,000          31,257
General Motors Acceptance
  Corporation, 6.125%, 02/01/2007                       20,000          20,882
General Motors Acceptance
  Corporation, 4.375%, 12/10/2007                       10,000           9,867
General Motors Acceptance
  Corporation, 7.750%, 01/19/2010                      230,000         249,964
Household Finance Corporation,
  6.400%, 06/17/2008                                    30,000          32,300
John Deere Capital Corporation,
  3.900%, 01/15/2008                                    50,000          50,017
National Rural Utilities Cooperative
  Finance Corporation,
  6.000%, 05/15/2006                                    50,000          52,640
Petrozuata Finance, Inc., 8.220%,
  04/01/2017 (Cost $22,685, Acquired
  09/23/1999 & 01/18/2000)(1)<F8>(2)<F9>                30,000          28,350
Sprint Capital Corporation,
  4.780%, 08/17/2006(4)<F11>                           150,000         152,979
Sprint Capital Corporation,
  7.625%, 01/30/2011                                    75,000          83,020
Telecom Italia Capital, 4.000%,
  11/15/2008 (Cost $48,877,
  Acquired 06/29/2004)(1)<F8>(2)<F9>                    50,000          49,166
Toyota Motor Credit Corporation,
  2.800%, 01/18/2006(1)<F8>                             40,000          40,149
Wharf International Finance Ltd.,
  7.625%, 03/13/2007(1)<F8>                            175,000         191,046
                                                                   -----------
                                                                     2,001,120
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 3.5%
The Bear Stearns Companies Inc.,
  2.875%, 07/02/2008                                    50,000          47,438
Citigroup Inc., 5.625%, 08/27/2012                     180,000         185,325
Credit Suisse First Boston,
  4.625%, 01/15/2008                                    30,000          30,584
Credit Suisse First Boston,
  6.125%, 11/15/2011                                   100,000         105,408
The Goldman Sachs Group, Inc.,
  4.125%, 01/15/2008                                    80,000          80,308
The Goldman Sachs Group, Inc.,
  5.150%, 01/15/2014                                    75,000          72,157
J.P. Morgan Chase & Co.,
  5.750%, 01/02/2013                                    90,000          91,625
Lehman Brothers Holdings Inc.,
  4.000%, 01/22/2008                                    50,000          49,940
Lehman Brothers Holdings Inc.,
  3.500%, 08/07/2008                                    50,000          48,525
Merrill Lynch & Co., Inc.,
  3.375%, 09/14/2007                                    20,000          19,814
Merrill Lynch & Co., Inc.,
  4.125%, 01/15/2009                                    70,000          69,116
Merrill Lynch & Co., Inc.,
  5.000%, 02/03/2014                                    75,000          72,207
Morgan Stanley, 5.800%, 04/01/2007                     100,000         105,810
Morgan Stanley, 3.625%, 04/01/2008                      40,000          39,344
                                                                   -----------
                                                                     1,017,601
                                                                   -----------

FOOD & BEVERAGES - 0.9%
General Mills, Inc.,
  5.125%, 02/15/2007                                    40,000          41,554
Kraft Foods Inc., 5.625%, 11/01/2011                   110,000         112,069
Pepsi Bottling Holdings, Inc.,
  5.625%, 02/17/2009 (Cost $52,764,
  Acquired 06/29/2004)(2)<F9>                           50,000          52,883
Sara Lee Corporation,
  2.750%, 06/15/2008                                    50,000          47,727
                                                                   -----------
                                                                       254,233
                                                                   -----------

HEALTH CARE SERVICES - 0.5%
HCA Inc., 5.750%, 03/15/2014                           140,000         133,340
                                                                   -----------

INDUSTRIAL - 0.4%
Dryden Investor Trust, 7.157%,
  07/23/2008 (Cost $113,052,
  Acquired 07/16/1998)(2)<F9>(3)<F10>                  113,052         120,075
                                                                   -----------

INSURANCE - 0.5%
Ace Ina Holdings,
  8.300%, 08/15/2006                                    60,000          65,846
Protective Life Corporation,
  4.300%, 06/01/2013                                   100,000          93,053
                                                                   -----------
                                                                       158,899
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 1.2%
Tyco International Group SA,
  6.375%, 10/15/2011(1)<F8>                            185,000         197,086
Tyco International Group SA,
  6.000%, 11/15/2013(1)<F8>                            150,000         154,477
                                                                   -----------
                                                                       351,563
                                                                   -----------

METALS - 0.3%
Alcan Inc., 5.200%, 01/15/2014(1)                       75,000          73,483
                                                                   -----------

MULTI-INDUSTRY - 0.5%
General Electric Company,
  5.000%, 02/01/2013                                   150,000         147,880
                                                                   -----------

OIL & GAS - 2.1%
Amerada Hess Corporation,
  7.375%, 10/01/2009                                    50,000          54,510
Apache Corporation,
  6.250%, 04/15/2012                                    50,000          54,466
ConocoPhillips, 4.750%, 10/15/2012                      50,000          48,942
Devon Energy Corporation,
  2.750%, 08/01/2006                                    80,000          78,869
Occidental Petroleum Corporation,
  6.750%, 01/15/2012                                    60,000          66,179
Pemex Project Funding Master Trust,
  2.820%, 06/15/2010 (Cost $100,400,
  Acquired 06/29/2004)(2)<F9>(4)<F11>                  100,000         100,700
Pemex Project Funding Master Trust,
  9.125%, 10/13/2010                                    50,000          57,500
Texas Eastern Transmission, LP,
  5.250%, 07/15/2007                                    50,000          51,663
The Williams Companies, Inc.,
  8.750%, 03/15/2032                                    40,000          40,200
XTO Energy, Inc.,
  7.500%, 04/15/2012                                    40,000          45,202
                                                                   -----------
                                                                       598,231
                                                                   -----------

PAPER & FOREST PRODUCTS - 0.4%
MeadWestvaco Corporation,
  6.850%, 04/01/2012                                    50,000          53,717
Weyerhaeuser Company,
  6.750%, 03/15/2012                                    50,000          54,229
                                                                   -----------
                                                                       107,946
                                                                   -----------

PHOTO EQUIPMENT & SUPPLIES - 0.1%
Eastman Kodak Company,
  3.625%, 05/15/2008                                    40,000          37,876
                                                                   -----------

REAL ESTATE - 0.2%
EOP Operating Limited Partnership,
  6.750%, 02/15/2012                                    50,000          53,767
                                                                   -----------

RETAIL - 0.2%
Target Corporation,
  5.400%, 10/01/2008                                    50,000          52,444
                                                                   -----------

STEEL MANUFACTURING - 0.2%
Pohang Iron & Steel Co., Ltd.,
  7.125%, 07/15/2004(1)<F8>                             65,000          65,043
                                                                   -----------

TELECOMMUNICATION - 1.5%
AT&T Wireless Services Inc.,
  8.125%, 05/01/2012                                    85,000          98,419
AT&T Wireless Services Inc.,
  8.750%, 03/01/2031                                    25,000          30,568
British Telecommunications Plc,
  7.625%, 12/15/2005(1)<F8>                             50,000          53,477
British Telecommunications Plc,
  8.625%, 12/15/2030(1)<F8>                            100,000         123,725
France Telecom SA,
  7.200%, 03/01/2006(1)<F8>                             40,000          42,902
Pacific Bell, 6.125%, 02/15/2008                        50,000          53,389
Vodafone Group Plc,
  3.950%, 01/30/2008(1)<F8>                             40,000          39,994
                                                                   -----------
                                                                       442,474
                                                                   -----------

TRANSPORTATION SERVICES - 0.5%
FedEx Corp., 9.650%, 06/15/2012                        125,000         158,682
                                                                   -----------

WASTE DISPOSAL - 0.3%
Waste Management, Inc.,
  6.375%, 11/15/2012                                    70,000          74,174
                                                                   -----------
TOTAL CORPORATE BONDS
  (COST $10,056,349)                                                10,205,728
                                                                   -----------

REVENUE BONDS - 0.2%
Tobacco Settlement Financing Corp. -
  Louisiana, 6.360%, 05/15/2025                         50,494          49,311
                                                                   -----------
TOTAL REVENUE BONDS
  (COST $50,922)                                                        49,311
                                                                   -----------

FOREIGN GOVERNMENT BONDS - 1.3%
National Bank of Hungary,
  8.875%, 11/01/2013(1)<F8>                             75,000          95,933
Republic of Italy,
  2.500%, 03/31/2006(1)<F8>                             30,000          29,902
Russian Federation,
  5.000%, 03/31/2030(1)<F8>(4)<F11>                     80,000          73,140
United Mexican States,
  8.375%, 01/14/2011(1)<F8>                            150,000         169,536
                                                                   -----------
TOTAL FOREIGN GOVERNMENT BONDS
  (COST $353,027)                                                      368,511
                                                                   -----------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS - 4.4%
Federal Home Loan Bank,
  2.750%, 05/15/2006                                    40,000          39,879
Federal Home Loan Bank,
  1.875%, 06/15/2006                                    30,000          29,407
Federal Home Loan Bank,
  4.875%, 11/15/2006                                    80,000          82,950
Federal Home Loan Bank,
  3.500%, 11/15/2007                                    40,000          39,800
Federal Home Loan Bank,
  4.500%, 09/16/2013                                    10,000           9,590
Federal Home Loan Bank,
  5.250%, 06/18/2014                                    80,000          80,367
Federal Home Loan Mortgage
  Corporation, 3.375%, 04/15/2009                       40,000          38,559
Federal Home Loan Mortgage
  Corporation, 6.625%, 09/15/2009                      325,000         359,535
Federal National Mortgage
  Association, 2.375%, 02/15/2007                       20,000          19,480
Federal National Mortgage
  Association, 6.125%, 03/15/2012                      200,000         215,997
Federal National Mortgage
  Association, 2.800%, 03/01/2019(4)<F11>              160,000         158,527
Federal National Mortgage
  Association, 3.00%, 04/26/2019(4)<F11>                70,000          69,383
SLM Corporation,
  3.410%, 04/01/2009(4)<F11>                            50,000          49,043
Tennessee Valley Authority,
  6.250%, 12/15/2017                                    80,000          86,024
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $1,299,826)                                      1,278,541
                                                                   -----------

U.S. TREASURY SECURITIES - 24.5%
U.S. TREASURY BONDS - 10.9%
United States Treasury Bond,
  9.875%, 11/15/2015                                   225,000         324,062
United States Treasury Bond,
  9.250%, 02/15/2016                                   350,000         485,967
United States Treasury Bond,
  6.250%, 08/15/2023                                 1,600,000       1,772,251
United States Treasury Inflation
  Index Bond, 3.875%, 04/15/2029                       450,952         575,175
                                                                   -----------
                                                                     3,157,455
                                                                   -----------
U.S. TREASURY NOTES - 13.2%
United States Treasury Inflation
  Index Note, 1.875%, 07/15/2013                        91,967          90,879
United States Treasury Inflation
  Index Note, 2.000%, 01/15/2014                       162,517         161,603
United States Treasury Note,
  4.000%, 06/15/2009                                 3,130,000       3,157,757
United States Treasury Note,
  4.250%, 08/15/2013                                    35,000          34,177
United States Treasury Note,
  4.250%, 11/15/2013                                   410,000         399,190
                                                                   -----------
                                                                     3,843,606
                                                                   -----------

U.S. TREASURY STRIPS - 0.4%
United States Treasury Strip,
  0.000%, 02/15/2023                                   350,000         123,562
                                                                   -----------
TOTAL U.S. TREASURY SECURITIES
  (COST $7,077,443)                                                  7,124,623
                                                                   -----------

ASSET BACKED SECURITIES - 10.9%
Ameriquest Mortgage
  Securities Inc., 2002-5 AV3,
  1.770%, 02/25/2033(4)<F11>                            52,969          53,111
Ameriquest Mortgage
  Securities Inc., 2003-AR3 A2,
  1.670%, 10/25/2033(4)<F11>                           165,728         166,224
Bayview Financial Acquisition
  Trust, 2002-AA A1, 1.650%,
  02/25/2032 (Cost $40,285,
  Acquired 07/24/2003)(2)<F9>(4)<F11>                   40,279          40,345
CDC Mortgage Capital Trust,
  2002-HE3 A, 1.790%, 03/25/2033(4)<F11>                37,306          37,531
Chase Credit Card Master Trust,
  1999-3 A, 6.660%, 01/15/2007                          75,000          75,759
Chevy Chase Home Loan Trust,
  1996-1 A, 7.150%, 05/15/2015                          25,718          25,911
Citifinancial Mortgage Securities Inc.,
  2004-1 AF2, 2.645%, 04/25/2034                       150,000         144,653
Cityscape Home Equity Loan Trust,
  1997-C A4, 7.000%, 07/25/2028                         35,720          35,697
Conseco Finance, 2002-C AF3,
  4.580%, 06/15/2032                                    32,367          32,532
Contimortgage Home Equity
  Loan Trust, 1997-2 A9,
  7.090%, 04/15/2028                                    79,513          79,525
Daimler Chrysler Master
  Owner Trust, 2004-A A,
  1.264%, 01/15/2009(4)<F11>                           275,000         275,062
Fairbanks Capital Mortgage
  Loan Trust, 1999-1 A, 1.900%,
  05/25/2028 (Cost $89,214,
  Acquired 06/28/1999)(2)<F9>(4)<F11>                   89,214          88,441
Green Tree Financial Corporation,
  1997-7 A6, 6.760%, 07/15/2029                        218,485         226,536
Green Tree Home Improvement
  Loan Trust, 1996-D HEM2,
  8.300%, 09/15/2027                                   376,720         377,866
Home Equity Asset Trust, 2002-4 A3,
  1.780%, 03/25/2033(4)<F11>                            31,209          31,338
Home Equity Mortgage Trust,
  2003-5 A1, 1.720%, 01/25/2034 (4)<F11>                60,940          61,167
IMC Home Equity Loan Trust,
  1997-5 A10, 6.880%, 11/20/2028                       129,956         130,415
New Century Home Equity
  Loan Trust, 2003-5 AI3,
  3.560%, 11/25/2033                                   150,000         149,432
Residential Asset Mortgage
  Products, Inc., 2002-RS3 AI5,
  5.572%, 06/25/2032                                   130,000         134,626
Residential Asset Mortgage
  Products, Inc., 2003-RS7 AI3,
  3.680%, 09/25/2027                                   150,000         148,917
Residential Asset Securities
  Corporation, 2003-KS5 AI6,
  3.620%, 07/25/2033                                   200,000         185,270
Residential Asset Securities
  Corporation, 2003-KS11 AI3,
  3.320%, 02/25/2029                                   150,000         148,383
Residential Asset Securities
  Corporation, 2004-KS2 AI3,
  3.020%, 05/25/2029                                   125,000         122,426
Residential Asset Securities
  Corporation, 2004-KS5 AI3,
  4.030%, 04/25/2030                                   150,000         150,019
Residential Funding Mortgage
  Securities, Inc., 2003-HS3 A2B,
  1.590%, 08/25/2033(4)<F11>                            64,694          64,756
Structured Asset Investment
  Loan Trust, 2003-BC9 3A1,
  1.550%, 08/25/2033(4)<F11>                            66,287          66,326
UCFC Home Equity Loan, 1998-C
  A7, 5.935%, 01/15/2030                               122,469         124,869
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (COST $3,164,673)                                                  3,177,137
                                                                   -----------

MORTGAGE BACKED SECURITIES -
  PRIVATE - 4.3%
Asset Securitization Corporation,
  1996-D2 A1, 6.920%, 02/14/2029                       136,357         141,926
Bear Stearns Adjustable Rate
  Mortgage Trust, 2004-4 A6,
  3.517%, 06/25/2034(3)<F10>                           100,000          95,766
Bear Stearns Asset Backed
  Securities, Inc., 2003-AC1 A1,
  4.103%, 05/25/2033                                    73,710          74,236
Commercial Mortgage Acceptance
  Corporation, 1997-ML1 A4,
  6.735%, 12/15/2030                                    84,521          90,442
Deutsche Mortgage and Asset
  Receiving Corp., 1998-C1 A2,
  6.538%, 06/15/2031                                   100,000         107,143
Deutsche Mortgage Securities, Inc.,
  2004-4 1A3, 4.940%, 04/25/2034                       150,000         148,420
GE Capital Commercial Mortgage
  Corporation., 2002-3A A2,
  4.996%, 12/10/2037                                   150,000         148,403
GMAC Commercial Mortgage
  Securities Inc., 1997-C1 A3,
  6.869%, 07/15/2029                                    89,051          95,456
GMAC Commercial Mortgage
  Securities Inc., 2003-C1 A2,
  4.079%, 05/10/2036                                   125,000         115,527
MLCC Mortgage Investors, Inc.,
  2003-F A3, 2.887%, 10/25/2028(3)<F10>(4)<F11>         47,032          48,429
Nomura Asset Securities
  Corporation, 1996-MD5 A1B,
  7.120%, 04/13/2039                                   170,000         179,994
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  PRIVATE (COST $1,239,066)                                          1,245,742
                                                                   -----------

MORTGAGE BACKED SECURITIES -
  U.S. AGENCY - 16.3%
FHLMC, Pool 160098,
  10.500%, 01/01/2010                                   11,991          13,165
FHLMC, Series 1 Class Z,
  9.300%, 04/15/2019                                    42,273          42,350
FHLMC, Series 2141 Class N,
  5.550%, 11/15/2027                                   148,968         153,368
FHLMC, Series 2277 Class B,
  7.500%, 01/15/2031                                    74,176          75,513
FHLMC, Series 2418 Class MC,
  6.000%, 09/15/2019                                    23,052          23,116
FHLMC, Series 2531 Class N,
  4.000%, 07/15/2027                                    82,938          82,816
FHLMC, Series 2533 Class PC,
  5.000%, 10/15/2017                                   125,000         127,200
FHLMC, Series 2539 Class QB,
  5.000%, 09/15/2015                                   175,000         178,155
FHLMC, Series 2544 Class QB,
  5.000%, 09/15/2015                                   150,000         152,490
FHLMC, Series 2567 Class OD,
  5.000%, 08/15/2015                                   125,000         126,113
FHLMC Gold, Pool C00689,
  6.500%, 12/01/2028                                    36,036          37,682
FHLMC Gold, Pool C00760,
  6.500%, 05/01/2029                                    58,446          61,084
FHLMC Gold, Pool C00785,
  6.500%, 06/01/2029                                   220,898         230,869
FHLMC Gold, Pool C20300,
  6.500%, 01/01/2029                                    51,066          53,398
FHLMC Gold, Pool E01251,
  5.500%, 11/01/2017                                   138,962         142,426
FHLMC Gold, Pool E01280,
  5.000%, 12/01/2017                                   107,134         107,573
FNMA, Pool 251813,
  6.500%, 07/01/2028                                    36,084          37,694
FNMA, Pool 251967,
  6.500%, 09/01/2028                                    43,893          45,851
FNMA, Pool 252162,
  6.500%, 12/01/2028                                    38,888          40,624
FNMA, Pool 252570,
  6.500%, 07/01/2029                                    84,055          87,764
FNMA, Pool 252645,
  6.500%, 08/01/2029                                    37,204          38,845
FNMA, Pool 253183,
  7.500%, 04/01/2030                                     6,670           7,157
FNMA, Pool 253398,
  8.000%, 08/01/2030                                    33,884          36,864
FNMA, Pool 254088,
  5.500%, 12/01/2016                                   130,716         134,235
FNMA, Pool 254509,
  5.000%, 10/01/2017                                   124,085         124,728
FNMA, Pool 254510,
  5.000%, 11/01/2017                                   146,299         147,057
FNMA, Pool 254631,
  5.000%, 02/01/2018                                   189,829         190,812
FNMA, Pool 254907,
  5.000%, 10/01/2018                                   308,211         309,500
FNMA, Pool 254953,
  5.000%, 11/01/2018                                   109,094         109,550
FNMA, Pool 303168,
  9.500%, 02/01/2025                                    19,271          21,712
FNMA, Pool 585226,
  6.500%, 05/01/2031                                    30,166          31,478
FNMA, Series 1990-105 Class J,
  6.500%, 09/25/2020                                    93,058          96,201
FNMA, Series 1991-86 Class Z,
  6.500%, 07/25/2021                                   122,493         128,639
FNMA, Series 1992-136 Class PK,
  6.000%, 08/25/2022                                   114,353         118,775
FNMA, Series 1998-66 Class C,
  6.000%, 12/25/2028                                    51,897          54,210
FNMA, Series 2002-68 Class KG,
  4.750%, 12/25/2014                                    78,415          79,803
FNMA, Series 2002-70 Class PL,
  5.000%, 04/25/2015                                   200,835         205,336
FNMA, Series 2002-95 Class MD,
  5.000%, 07/25/2026                                   150,000         150,937
FNMA, Series 2003-16 Class PC,
  5.000%, 10/25/2015                                   150,000         150,268
FNMA, Series 2003-18 Class GB,
  5.000%, 03/25/2016                                   150,000         151,276
FNMA, Series 2003-31 Class KG,
  4.500%, 12/25/2028                                   175,000         174,907
FNMA, Series 2003-44 Class AB,
  3.750%, 05/25/2033                                    59,633          57,393
GNMA, Pool 2714,
  6.500%, 02/20/2029                                   129,805         135,643
GNMA, Pool 479168,
  8.000%, 02/15/2030                                    99,323         108,949
GNMA, Pool 780315,
  9.500%, 12/15/2017                                    40,185          45,363
GNMA, Pool 780678,
  6.500%, 11/15/2027                                   108,515         114,111
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $4,758,619)                                      4,743,000
                                                                   -----------

SHORT-TERM INVESTMENTS - 16.6%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.6%
Federal Home Loan Bank Discount
  Note, 1.000%, 07/01/2004                           4,645,000       4,645,000
Federal National Mortgage
  Association Discount Note,
  1.250%, 07/28/2004                                   150,000         149,859
Federal National Mortgage
  Association Discount Note,
  1.310%, 09/08/2004                                    30,000          29,925
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $4,824,800)                                                  4,824,784
                                                                   -----------

INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING - 16.4%

CERTIFICATES OF DEPOSIT - 0.8%
Lloyds Institutional Certificate of
  Deposit, 1.180%, 10/27/2004                          115,872         115,872
Svenska Handlsbankn Certificate of
  Deposit, 1.170%, 10/21/2004                          115,872         115,872
                                                                   -----------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $231,744)                                                      231,744
                                                                   -----------

COMMERCIAL PAPER - 3.6%
Goldman Sachs Group, Inc.
  Commercial Paper,
  1.570%, 07/02/2004(4)<F11>                           231,744         231,744
Lakeside Funding LLC Commercial
  Paper, 1.229%, 07/08/2004
  (Cost $231,744, Acquired
  Date 06/08/2004)(2)<F9>                              231,744         231,744
Leafs LLC Commercial Paper,
  1.290%, 04/20/2005 (Cost $115,872,
  Acquired Date 04/20/2004)(2)<F9>(4)<F11>             115,872         115,872
Lehman Brothers Holdings
  Commercial Paper,
  1.560%, 08/23/2004(4)<F11>                           231,744         231,744
Morgan Stanley Commercial Paper,
  1.580%, 09/14/2004(4)<F11>                           231,744         231,744
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (COST $1,042,848)                                                  1,042,848
                                                                   -----------

MONEY MARKET FUNDS - 0.0%
AIM Liquid Assets Portfolio -
  Institutional Class                                    8,190           8,190
Merrill Lynch Premier
  Institutional Fund                                     4,105           4,105
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (COST $12,295)                                                        12,295
                                                                   -----------
OTHER SHORT-TERM INVESTMENTS - 3.0%
Bayerische Landesbank,
  1.281%, 06/24/2005(4)<F11>                           115,872         115,872
Halogen Funding Company,
  LLC, 1.250%, 07/14/2005
  (Cost $231,744, Acquired
  Date 06/14/2004)(2)<F9>(4)<F11>                      231,744         231,744
Metlife Global Funding, 1.360%,
  07/28/2005 (Cost $231,744,
  Acquired Date 04/09/2003)(2)<F9>(4)<F11>             231,744         231,744
Premium Asset Trust 03-2, 1.338%,
  06/01/2005 (Cost $115,872,
  Acquired 05/02/2003)(2)<F9>(4)<F11>                  115,872         115,872
Sigma Finance, Inc., 1.570%,
  05/17/2005 (Cost $173,773,
  Acquired 05/17/2004)(2)<F9>(4)<F11>                  173,773         173,773
                                                                   -----------
TOTAL OTHER SHORT-TERM
  INVESTMENTS (COST $869,005)                                          869,005
                                                                   -----------

REPURCHASE AGREEMENTS - 9.0%
CS First Boston Repurchase
  Agreement, 1.580%, 07/01/2004
  (Collateralized by Fannie Mae
  Collateralized Mortgage
  Obligations)                                       1,564,272       1,564,272
JP Morgan Repurchase Agreement,
  1.600%, 07/01/2004 (Collateralized
  by Corporate Bonds Rated BBB
  by S&P)(4)<F11>                                    1,042,848       1,042,848
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (COST $2,607,120)                                                  2,607,120
                                                                   -----------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $4,763,012)                                          4,763,012
                                                                   -----------
TOTAL INVESTMENTS
  (COST $37,587,737) - 130.0%                                       37,780,389
                                                                   -----------
Cash Overdrafted
  from Securities Lending - 0.0%                                            (8)
Liabilities, less Other Assets - (30.0%)                            (8,717,977)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $29,062,404
                                                                   -----------
                                                                   -----------

(1)<F8>   Foreign security.
(2)<F9>   Restricted under Rule 144A of the Securities Act of 1933.
(3)<F10>  Fair valued security.
(4)<F11> Variable rate security. The rate shown is the rate in effect on June 30, 2004.

                     See Notes to the Financial Statements.

AHA BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2004

                                                        SHARES         VALUE
                                                        ------         -----
COMMON STOCKS - 59.4%

AEROSPACE & DEFENSE - 1.0%
General Dynamics Corporation                               300     $    29,790
Raytheon Company                                         3,300         118,041
United Technologies Corporation                            300          27,444
                                                                   -----------
                                                                       175,275
                                                                   -----------

AGRICULTURAL OPERATIONS - 0.1%
Archer-Daniels-Midland Company                           1,100          18,458
                                                                   -----------

AIRLINES - 0.0%
Delta Air Lines, Inc.*<F12>                                200           1,424
                                                                   -----------

AUTOMOBILES - 0.3%
Ford Motor Company                                       2,800          43,820
                                                                   -----------

BANKING - 2.1%
Bank of America Corporation                              3,332         281,954
Wachovia Corporation                                     1,100          48,950
Wells Fargo & Company                                      300          17,169
                                                                   -----------
                                                                       348,073
                                                                   -----------

BIOTECHNOLOGY - 0.1%
Amgen Inc.*<F12>                                           128           6,985
Millipore Corporation*<F12>                                300          16,911
                                                                   -----------
                                                                        23,896
                                                                   -----------

BUILDING & HOUSING PRODUCTS - 0.2%
Eagle Materials Inc.                                         1              71
Louisiana-Pacific Corporation                              700          16,555
The Sherwin-Williams Company                               500          20,775
                                                                   -----------
                                                                        37,401
                                                                   -----------

BUILDINGS - RESIDENTIAL/COMMERCIAL - 0.1%
Centex Corporation                                         400          18,300
                                                                   -----------

BUSINESS MACHINES & SOFTWARE - 1.3%
International Business
  Machines Corporation                                     800          70,520
Pitney Bowes Inc.                                        3,200         141,600
                                                                   -----------
                                                                       212,120
                                                                   -----------

BUSINESS SERVICES - 0.2%
Cendant Corporation                                      1,700          41,616
                                                                   -----------

CHEMICALS - 0.1%
The Dow Chemical Company                                   400          16,280
                                                                   -----------

COMMUNICATION & MEDIA - 2.8%
Clear Channel Communications, Inc.                         100           3,695
Time Warner Inc.*<F12>                                   3,200          56,256
Viacom Inc. - Class B                                    6,000         214,320
The Walt Disney Company                                  7,900         201,371
                                                                   -----------
                                                                       475,642
                                                                   -----------

COMMUNICATIONS EQUIPMENT - 0.6%
Motorola, Inc.                                           2,600          47,450
QUALCOMM Inc                                               700          51,086
                                                                   -----------
                                                                        98,536
                                                                   -----------

COMPUTER SERVICES - 0.9%
Computer Sciences Corporation*<F12>                        400          18,572
eSPEED, Inc. - Class A*<F12>                             5,100          90,015
Symantec Corporation*<F12>                                 500          21,890
Unisys Corporation*<F12>                                 1,100          15,268
                                                                   -----------
                                                                       145,745
                                                                   -----------

COMPUTERS - 0.1%
Lexmark International,
  Inc. - Class A*<F12>                                     200          19,306
                                                                   -----------

CONSUMER PRODUCTS - 2.0%
American Greetings
  Corporation - Class A*<F12>                              600          13,908
The Black & Decker Corporation                             200          12,426
Brunswick Corporation                                      300          12,240
Kimberly-Clark Corporation                                 700          46,116
Mattel, Inc.                                             9,100         166,075
The Procter & Gamble Company                             1,400          76,216
Tupperware Corporation                                     700          13,601
                                                                   -----------
                                                                       340,582
                                                                   -----------

DRUGS - 5.5%
Abbott Laboratories                                      6,700         273,092
Bristol-Myers Squibb Company                             1,900          46,550
Eli Lilly and Company                                      300          20,973
Forest Laboratories, Inc.*<F12>                            100           5,663
GlaxoSmithKline plc - ADR(1)<F13>                        6,500         269,490
Johnson & Johnson                                          792          44,114
Merck & Co. Inc.                                           300          14,250
Pfizer Inc.                                              1,420          48,678
Wyeth                                                    5,800         209,728
                                                                   -----------
                                                                       932,538
                                                                   -----------

ENERGY - 0.7%
The AES Corporation*<F12>                                1,700          16,881
CenterPoint Energy, Inc.                                 1,400          16,100
Edison International                                       900          23,013
PG&E Corporation*<F12>                                     600          16,764
Sempra Energy                                              500          17,215
TXU Corp.                                                  500          20,255
                                                                   -----------
                                                                       110,228
                                                                   -----------

ENGINEERING SERVICES - 0.9%
Jacobs Engineering Group Inc.*<F12>                      4,050         159,489
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 1.2%
Citigroup Inc.                                           2,066          96,069
J.P. Morgan Chase & Co.                                  1,500          58,155
Merrill Lynch & Co., Inc                                   800          43,184
                                                                   -----------
                                                                       197,408
                                                                   -----------

FINANCIAL SERVICES - 2.3%
Capital One Financial Corporation                          400          27,352
Countrywide Financial Corporation                          600          42,150
Fannie Mae                                                 200          14,272
ING Groep N.V. - ADR(1)<F13>                             9,870         233,919
KeyCorp                                                    600          17,934
PNC Financial Services Group                               400          21,232
Washington Mutual, Inc.                                  1,000          38,640
                                                                   -----------
                                                                       395,499
                                                                   -----------

FOOD & BEVERAGE - 2.0%
Adolph Coors Company - Class B                             200          14,468
The Coca-Cola Company                                      300          15,144
Coca-Cola Enterprises Inc.                                 500          14,495
Kellogg Company                                            900          37,665
The Pepsi Bottling Group, Inc.                             400          12,216
Sara Lee Corporation                                     5,200         119,548
Smithfield Foods, Inc.*<F12>                             4,350         127,890
                                                                   -----------
                                                                       341,426
                                                                   -----------

HEALTH CARE SERVICES - 2.4%
Aetna Inc.                                                 200          17,000
HCA Inc.                                                 4,500         187,155
IMS Health Incorporated                                    100           2,344
Medco Health Solutions, Inc.*<F12>                       4,700         176,250
WellPoint Health Networks Inc.*<F12>                       200          22,402
                                                                   -----------
                                                                       405,151
                                                                   -----------

HEALTH CARE SUPPLIES - 2.4%
AmerisourceBergen Corporation                            3,900         233,142
Bausch & Lomb Incorporated                                 200          13,014
Cardinal Health, Inc.                                      100           7,005
Guidant Corporation                                      2,100         117,348
Hospira, Inc.*<F12>                                        120           3,312
Zimmer Holdings, Inc.*<F12>                                300          26,460
                                                                   -----------
                                                                       400,281
                                                                   -----------

INDUSTRIAL GASES - 1.0%
Air Products and Chemicals, Inc.                         3,100         162,595
Praxair, Inc.                                              200           7,982
                                                                   -----------
                                                                       170,577
                                                                   -----------

INSURANCE - 8.2%
ACE Limited(1)<F13>                                      5,500         232,540
The Allstate Corporation                                 6,000         279,300
American International Group, Inc.                         512          36,495
Assured Guaranty Ltd.*<F12>(1)<F13>                      9,000         152,550
CIGNA Corporation                                        3,300         227,073
Conseco, Inc.*<F12>                                      8,400         167,160
MetLife, Inc.                                            1,100          39,435
The St. Paul Travelers Companies, Inc.                   6,154         249,483
                                                                   -----------
                                                                     1,384,036
                                                                   -----------

MACHINERY - 0.2%
Deere & Company                                            400          28,056
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 1.5%
3M Co.                                                     600          54,006
Illinois Tool Works Inc.                                 1,400         134,246
Textron Inc.                                               200          11,870
Tyco International Ltd.(1)<F13>                          1,700          56,338
                                                                   -----------
                                                                       256,460
                                                                   -----------

METALS - DIVERSIFIED - 0.0%
Newmont Mining Corporation                                 100           3,876
                                                                   -----------

MOTORCYCLES - 1.1%
Harley-Davidson, Inc.                                    3,100         192,014
                                                                   -----------

MULTI-INDUSTRY - 0.5%
General Electric Company                                 2,400          77,760
                                                                   -----------

NETWORKING - 0.4%
Cisco Systems, Inc.*<F12>                                2,600          61,620
                                                                   -----------

OIL & GAS - 1.2%
Amerada Hess Corporation                                   200          15,838
Apache Corporation                                         200           8,710
Burlington Resources Inc.                                  200           7,236
ConocoPhillips                                             600          45,774
Devon Energy Corporation                                   400          26,400
Exxon Mobil Corporation                                  1,448          64,306
Marathon Oil Corporation                                   700          26,488
Valero Energy Corporation                                  200          14,752
                                                                   -----------
                                                                       209,504
                                                                   -----------

OIL & GAS - SERVICES - 0.2%
Schlumberger Limited(1)<F13>                               500          31,755
                                                                   -----------

PACKAGING - 1.1%
Pactiv Corporation*<F12>                                 7,800         194,532
                                                                   -----------

PAPER AND RELATED PRODUCTS - 0.1%
Georgia-Pacific Corp                                       500          18,490
                                                                   -----------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Simon Property Group, Inc.                                 200          10,284
                                                                   -----------

RESTAURANTS - 0.9%
Brinker International, Inc.*<F12>                        4,400         150,128
                                                                   -----------

RETAIL - 4.1%
CVS Corporation                                          4,200         176,484
Federated Department Stores, Inc.                          400          19,640
The Home Depot, Inc.                                     1,600          56,320
J.C. Penney Company, Inc.                                  400          15,104
Limited Brands                                          10,100         188,870
The May Department Stores Company                          400          10,996
Nordstrom, Inc.                                            400          17,044
Sears, Roebuck and Co.                                     500          18,880
SUPERVALU INC.                                             700          21,427
Target Corporation                                       3,300         140,151
Wal-Mart Stores, Inc.                                      700          36,932
                                                                   -----------
                                                                       701,848
                                                                   -----------

SCIENTIFIC INSTRUMENTS - 0.1%
Applera Corporation - Applied
  Biosystems Group                                         400           8,700
                                                                   -----------

SEMICONDUCTORS - 1.2%
Agere Systems Inc. - Class B*<F12>                      37,200          79,980
Intel Corporation                                        3,200          88,320
National Semiconductor Corporation*<F12>                   700          15,393
Texas Instruments Incorporated                           1,000          24,180
                                                                   -----------
                                                                       207,873
                                                                   -----------

SOFTWARE - 4.0%
Autodesk, Inc.                                             500          21,405
BMC Software, Inc.*<F12>                                12,900         238,650
Electronic Arts Inc.*<F12>                                 500          27,275
Microsoft Corporation                                   13,800         394,128
                                                                   -----------
                                                                       681,458
                                                                   -----------

STEEL PRODUCTION - 0.1%
United States Steel Corporation                            500          17,560
                                                                   -----------

TELECOMMUNICATIONS - 2.7%
BellSouth Corporation                                      900          23,598
CenturyTel, Inc.                                           500          15,020
Nextel Communications,
  Inc. - Class A*<F12>                                   1,600          42,656
SBC Communications Inc.                                    200           4,850
Sprint Corporation                                      13,300         234,080
Verizon Communications Inc.                              3,700         133,903
                                                                   -----------
                                                                       454,107
                                                                   -----------

TRANSPORTATION - 0.2%
Burlington Northern
  Santa Fe Corporation                                     800          28,056
                                                                   -----------

TRAVEL & RECREATION - 1.1%
Carnival Corporation(1)<F13>                             4,000         188,000
                                                                   -----------

TRUCKING - 0.1%
Ryder System, Inc.                                         500          20,035
                                                                   -----------

TOTAL COMMON STOCKS
  (COST $8,721,309)                                                 10,055,223
                                                                   -----------

                                                      PRINCIPAL
                                                        AMOUNT
                                                      ---------
CORPORATE BONDS - 12.0%

BANKS - 4.1%
Allfirst Financial Inc.,
  7.200%, 07/01/2007                                    50,000          55,208
AmSouth Bancorporation,
  6.750%, 11/01/2025                                    50,000          53,662
Banco Santander Chile,
  6.500%, 11/01/2005(2)<F14>                            50,000          53,092
Bank of Oklahoma NA,
  7.125%, 08/15/2007                                    50,000          55,794
Bank United, 8.000%, 03/15/2009                         50,000          57,604
Bankers Trust Corporation,
  7.500%, 11/15/2015                                    25,000          28,671
Compass Bank, 8.100%, 08/15/2009                        50,000          58,316
Corporacion Andina de Fomento,
  8.875%, 06/01/2005(2)<F14>                            50,000          52,608
Dresdner Bank - New York,
  7.250%, 09/15/2015(2)<F14>                            50,000          55,441
First National Bank Chicago,
  8.080%, 01/05/2018                                    50,000          58,963
PNC Funding Corp.,
  7.500%, 11/01/2009                                    50,000          56,822
Signet Banking Corporation,
  7.800%, 09/15/2006                                    50,000          55,065
Standard Federal Bancorporation,
  7.750%, 07/17/2006                                    50,000          54,488
                                                                   -----------
                                                                       695,734
                                                                   -----------

BUILDING - 0.3%
Hanson Australia Funding,
  5.250%, 03/15/2013(2)<F14>                            50,000          48,530
                                                                   -----------

COMMUNICATION & MEDIA - 0.2%
Historic TW Inc.,
  9.125%, 01/15/2013                                    25,000          30,524
                                                                   -----------

ENERGY - 1.6%
Conectiv, 6.730%, 06/01/2006                            17,000          17,420
Dominion Resources, Inc.,
  5.700%, 09/17/2012                                    50,000          50,939
Exelon Generation Co., LLC,
  6.950%, 06/15/2011                                    50,000          54,822
Hydro-Quebec,
  11.750%, 02/01/2012(2)<F14>                           50,000          71,092
Pacific Gas and Electric Company,
  6.050%, 03/01/2034                                    25,000          23,592
PSI Energy, Inc., 7.850%, 10/15/2007                    50,000          55,975
                                                                   -----------
                                                                       273,840
                                                                   -----------

FINANCIAL - 2.0%
Amvescap Plc, 5.900%, 01/15/2007(2)<F14>                25,000          26,418
CIT Group Inc., 3.375%, 04/01/2009                      25,000          23,767
Countrywide Home Loans, Inc.,
  2.875%, 02/15/2007                                    50,000          49,058
Deutsche Telekom International
  Finance BV, 8.250%, 06/15/2030(2)<F14>                25,000          30,516
FPL Group Capital Inc.,
  7.625%, 09/15/2006                                    50,000          54,540
General Motors Acceptance
  Corporation, 7.250%, 03/02/2011                       50,000          52,546
Household Finance Corporation,
  8.000%, 07/15/2010                                    40,000          46,472
National Rural Utilities Cooperative
  Finance Corporation,
  5.750%, 08/28/2009                                    50,000          52,832
                                                                   -----------
                                                                       336,149
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 0.5%
Lehman Brothers Holdings Inc.,
  8.500%, 05/01/2007                                    25,000          28,246
Merrill Lynch & Co., Inc.,
  6.875%, 11/15/2018                                    50,000          54,545
                                                                   -----------
                                                                        82,791
                                                                   -----------

FOOD & BEVERAGES - 0.5%
Coca-Cola Enterprises Inc.,
  4.375%, 09/15/2009                                    50,000          50,155
The Quaker Oats Company,
  9.250%, 11/27/2007                                    25,000          28,879
                                                                   -----------
                                                                        79,034
                                                                   -----------

INSURANCE - 0.6%
MetLife, Inc., 6.500%, 12/15/2032                       50,000          51,379
Protective Life Corporation,
  4.300%, 06/01/2013                                    50,000          46,526
                                                                   -----------
                                                                        97,905
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 0.1%
Tyco International Group SA,
  6.375%, 10/15/2011(2)<F14>                            25,000          26,633
                                                                   -----------

OIL & GAS - 0.5%
ONEOK, Inc., 7.750%, 08/15/2006                         50,000          54,238
Pemex Project Funding Master
  Trust, 9.125%, 10/13/2010                             25,000          28,750
                                                                   -----------
                                                                        82,988
                                                                   -----------

PACKAGING - 0.3%
Pactiv Corporation,
  7.950%, 12/15/2025                                    50,000          57,972
                                                                   -----------

PAPER & FOREST - 0.4%
MeadWestvaco Corporation,
  9.750%, 06/15/2020                                    50,000          64,003
                                                                   -----------

RAILROAD TRANSPORTATION - 0.3%
Union Pacific Corporation,
  8.660%, 07/02/2011                                    53,847          59,575
                                                                   -----------

TELECOMMUNICATIONS - 0.2%
AT&T Wireless Services Inc.,
  8.750%, 03/01/2031                                    25,000          30,568
                                                                   -----------

TRANSPORTATION SERVICES - 0.4%
FedEx Corp., 9.650%, 06/15/2012                         50,000          63,473
                                                                   -----------
TOTAL CORPORATE BONDS
  (COST $1,995,408)                                                  2,029,719
                                                                   -----------

REVENUE BONDS - 0.2%
Tobacco Settlement Financing Corp. -
  Louisiana, 6.360%, 05/15/2025                         33,663          32,874
                                                                   -----------
TOTAL REVENUE BONDS (COST $33,948)                                      32,874
                                                                   -----------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS - 1.5%
Federal Home Loan Mortgage
  Corporation, 6.625%, 09/15/2009                      225,000         248,909
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $257,623)                                          248,909
                                                                   -----------

U.S. TREASURY SECURITIES - 5.8%
United States Treasury Bond,
  9.250%, 02/15/2016                                   315,000         437,370
United States Treasury Bond,
  6.250%, 08/15/2023                                   500,000         553,828
                                                                   -----------
TOTAL U.S. TREASURY SECURITIES
  (COST $1,009,295)                                                    991,198
                                                                   -----------

ASSET BACKED SECURITIES - 4.2%
Banc One Home Equity Trust,
  1999-1 A4, 6.470%, 05/25/2026                         65,707          67,851
Conseco Finance, 2002-C AF3,
  4.580%, 06/15/2032                                    24,275          24,399
Green Tree Financial Corporation,
  1993-3 A7, 6.400%, 10/15/2018                         63,960          66,117
Residential Asset Mortgage
  Products, Inc., 2002-RS3 AI5,
  5.572%, 06/25/2032                                   150,000         155,338
Residential Asset Mortgage
  Products, Inc., 2003-RS11 AI3,
  3.564%, 08/25/2028                                    75,000          74,557
Residential Asset Mortgage
  Products, Inc., 2004-RS1 AI3,
  3.411%, 06/25/2028                                    50,000          49,164
Residential Asset Mortgage
  Products, Inc., 2004-RS3 AI2,
  3.052%, 06/25/2029                                    50,000          48,642
Residential Asset Securities
  Corporation, 2003-KS10 AI3,
  3.250%, 05/25/2029                                   100,000          98,765
Residential Asset Securities
  Corporation, 2003-KS11 AI3,
  3.320%, 02/25/2029                                    75,000          74,191
Residential Asset Securities
  Corporation, 2004-KS5 AI3,
  4.030%, 04/25/2030                                    50,000          50,006
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (COST $712,445)                                                      709,030
                                                                   -----------

MORTGAGE BACKED SECURITIES -
  PRIVATE - 1.4%
GE Capital Commercial Mortgage
  Corporation, 2002-3A A2,
  4.996%, 12/10/2037                                   100,000          98,935
GMAC Commercial Mortgage
  Securities Inc., 2003-C1 A2,
  4.079%, 05/10/2036                                    50,000          46,211
Residential Accredit Loans, Inc.,
  1997-QS5 A9, 7.250%, 06/25/2027                        5,784           5,781
Residential Accredit Loans, Inc.,
  1997-QS9 A8, 7.250%, 09/25/2027                       11,449          11,442
Residential Funding Mortgage
  Securities I, Inc., 2003-S11 A2,
  4.000%, 06/25/2018                                    75,000          70,042
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  PRIVATE (COST $239,749)                                              232,411
                                                                   -----------

MORTGAGE BACKED SECURITIES -
  U.S. AGENCY - 10.3%
FHLMC, Series 159 H,
  4.500%, 09/15/2021                                    22,488          22,489
FHLMC, Series 1395 G,
  6.000%, 10/15/2022                                    10,759          10,942
FHLMC, Series 2492 MD,
  5.500%, 09/15/2019                                   100,000         102,372
FHLMC, Series 2531 N,
  4.000%, 07/15/2027                                    55,292          55,211
FHLMC, Series 2533 PC,
  5.000%, 10/15/2017                                    75,000          76,320
FHLMC, Series 2539 QB,
  5.000%, 09/15/2015                                   100,000         101,803
FHLMC, Series 2567 OD,
  5.000%, 08/15/2015                                    50,000          50,445
FHLMC, Series 2578 PD,
  5.000%, 08/15/2014                                    50,000          50,336
FHLMC Gold, Pool C00632,
  7.000%, 07/01/2028                                    37,617          39,870
FHLMC Gold, Pool C00760,
  6.500%, 05/01/2029                                    42,211          44,116
FHLMC Gold, Pool C00785,
  6.500%, 06/01/2029                                    43,510          45,474
FHLMC Gold, Pool E01140,
  6.000%, 05/01/2017                                    38,719          40,427
FNMA, Pool 251813,
  6.500%, 07/01/2028                                    24,981          26,096
FNMA, Pool 252255,
  6.500%, 02/01/2029                                    52,263          54,595
FNMA, Pool 254088,
  5.500%, 12/01/2016                                    87,144          89,490
FNMA, Pool 254509,
  5.000%, 10/01/2017                                    41,362          41,576
FNMA, Pool 254510,
  5.000%, 11/01/2017                                    58,520          58,823
FNMA, Pool 254631,
  5.000%, 02/01/2018                                   103,542         104,078
FNMA, Series 1993-58 H,
  5.500%, 04/25/2023                                    55,861          57,575
FNMA, Series 2002-70 PL,
  5.000%, 04/25/2015                                    44,630          45,630
FNMA, Series 2002-95 MD,
  5.000%, 07/25/2026                                    50,000          50,312
FNMA, Series 2003-16 PC,
  5.000%, 10/25/2015                                    50,000          50,089
FNMA, Series 2003-18 GB,
  5.000%, 03/25/2016                                    50,000          50,425
FNMA, Series 2003-31 KG,
  4.500%, 12/25/2028                                   100,000          99,947
FNMA, Series 2003-44 AB,
  3.750%, 05/25/2033                                    23,853          22,957
GNMA, Pool 2563,
  6.500%, 03/20/2028                                    52,058          54,438
GNMA, Pool 2714,
  6.500%, 02/20/2029                                    64,902          67,821
GNMA, Pool 559847,
  6.000%, 01/15/2032                                    64,817          66,596
GNMA, Pool 582210,
  6.000%, 01/15/2032                                    31,411          32,273
GNMA, Pool 780615,
  6.500%, 08/15/2027                                    64,460          67,784
GNMA, Pool 780678,
  6.500%, 11/15/2027                                    57,875          60,859
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $1,752,549)                                      1,741,169
                                                                   -----------

SHORT-TERM INVESTMENTS - 5.3%
U.S. GOVERNMENT OBLIGATIONS - 5.3%
Federal Home Loan Bank Discount
  Note, 1.000%, 07/01/2004                             802,000         802,000
Federal National Mortgage
  Association Discount Note,
  1.250%, 07/28/2004                                   100,000          99,906
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $901,906)                                                      901,906
                                                                   -----------

INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING - 19.7%
CERTIFICATES OF DEPOSIT - 1.0%
Lloyds Institutional Certificate of
  Deposit, 1.180%, 10/27/2004                           81,318          81,318
Svenska Handlsbankn Certificate of
  Deposit, 1.170%, 10/21/2004                           81,318          81,318
                                                                   -----------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $162,636)                                                      162,636
                                                                   -----------

COMMERCIAL PAPER - 4.3%
Goldman Sachs Group, Inc.
  Commercial Paper,
  1.570%, 07/02/2004(3)<F15>                           162,636         162,636
Lakeside Funding LLC
  Commercial Paper, 1.229%,
  07/08/2004 (Cost $162,636,
  Acquired Date 06/08/2004)(4)<F16>                    162,636         162,636
Leafs LLC Commercial Paper,
  1.290%, 04/20/2005 (Cost $81,318,
  Acquired Date 04/20/2004)(3)<F15>(4)<F16>             81,318          81,318
Lehman Brothers Holdings
  Commercial Paper, 1.560%,
  08/23/2004(3)<F15>                                   162,636         162,636
Morgan Stanley Commercial Paper,
  1.580%, 09/14/2004(3)<F15>                           162,636         162,636
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (COST $731,862)                                                      731,862
                                                                   -----------

MONEY MARKET FUNDS - 0.0%
AIM Liquid Assets Portfolio -
  Institutional Class                                    5,747           5,747
Merrill Lynch Premier
  Institutional Fund                                     2,881           2,881
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (COST $8,628)                                                          8,628
                                                                   -----------

OTHER SHORT-TERM INVESTMENTS - 3.6%
Bayerische Landesbank,
  1.281%, 06/24/2005(3)<F15>                            81,318          81,318
Halogen Funding Company, LLC,
  1.250%, 07/14/2005 (Cost $162,636,
  Acquired Date 06/14/2004)(3)<F15>(4)<F16>            162,636         162,636
Metlife Global Funding,
  1.360%, 07/28/2005 (Cost $162,636,
  Acquired Date 04/09/2003)(3)<F15>(4)<F16>            162,636         162,636
Premium Asset Trust 03-2, 1.338%,
  06/01/2005 (Cost $81,318,
  Acquired 05/02/2003)(3)<F15>(4)<F16>                  81,318          81,318
Sigma Finance Inc., 1.570%,
  05/17/2005 (Cost $121,952,
  Acquired Date 05/17/2004)(3)<F15>(4)<F16>            121,952         121,952
                                                                   -----------
TOTAL OTHER SHORT-TERM INVESTMENTS
  (COST $609,860)                                                      609,860
                                                                   -----------

REPURCHASE AGREEMENTS - 10.8%
CS First Boston Repurchase
  Agreement, 1.580%, 07/01/2004
  (Collateralized by Fannie Mae
  Collateralized Mortgage
  Obligations)                                       1,097,793       1,097,793
JP Morgan Repurchase Agreement,
  1.600%, 07/01/2004 (Collateralized
  by Corporate Bonds Rated BBB
  by S&P)(3)<F15>                                      731,863         731,863
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (COST $1,829,656)                                                  1,829,656
                                                                   -----------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $3,342,642)                                          3,342,642
                                                                   -----------
TOTAL INVESTMENTS
  (COST $18,966,874) - 119.8%                                       20,285,081
                                                                   -----------
Cash Received as Proceeds from
  Securities Lending - 0.0%                                                 44
Liabilities, less Other Assets - (19.8)%                            (3,354,749)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $16,930,376
                                                                   -----------
                                                                   -----------

  *<F12>  Non-income Producing Security.
ADR       American Depository Receipt.
(1)<F13>  Foreign security which trades on U.S. exchange.
(2)<F14>  Foreign security.
(3)<F15> Variable rate security. The rate shown is the rate in effect on June 30, 2004.
(4)<F16>  Restricted under Rule 144A of the Securities Act of 1933.

                     See Notes to the Financial Statements.

AHA DIVERSIFIED EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2004

                                                        SHARES         VALUE
                                                        ------         -----
COMMON STOCKS - 93.8%

AEROSPACE & DEFENSE - 1.5%
General Dynamics Corporation                             3,500     $   347,550
Goodrich Corporation                                       700          22,631
Raytheon Company                                        17,100         611,667
United Technologies Corporation                          1,700         155,516
                                                                   -----------
                                                                     1,137,364
                                                                   -----------

AGRICULTURAL OPERATIONS - 0.3%
Archer-Daniels-Midland Company                          11,500         192,970
                                                                   -----------

AUTOMOBILES - 0.7%
Ford Motor Company                                      31,300         489,845
                                                                   -----------

BANKING - 3.6%
Bank of America Corporation                             23,450       1,984,339
Wachovia Corporation                                    12,500         556,250
Wells Fargo & Company                                    3,700         211,751
                                                                   -----------
                                                                     2,752,340
                                                                   -----------

BIOTECHNOLOGY - 0.3%
Amgen Inc.*<F17>                                         1,200          65,484
Millipore Corporation*<F17>                              2,900         163,473
                                                                   -----------
                                                                       228,957
                                                                   -----------

BUILDING & HOUSING PRODUCTS - 0.5%
Louisiana-Pacific Corporation                            8,000         189,200
The Sherwin-Williams Company                             4,900         203,595
                                                                   -----------
                                                                       392,795
                                                                   -----------

BUILDING SERVICES - 1.1%
Jacobs Engineering Group Inc.*<F17>                     20,800         819,104
                                                                   -----------

BUILDINGS - RESIDENTIAL/COMMERCIAL - 0.2%
Centex Corporation                                       4,000         183,000
                                                                   -----------

BUSINESS MACHINES & SOFTWARE - 2.4%
International Business
  Machines Corporation                                   9,600         846,240
Pitney Bowes Inc.                                       16,500         730,125
Xerox Corporation*<F17>                                 13,500         195,750
                                                                   -----------
                                                                     1,772,115
                                                                   -----------

BUSINESS SERVICES - 0.6%
Cendant Corporation                                     17,900         438,192
                                                                   -----------

CHEMICALS - 0.3%
The Dow Chemical Company                                 4,600         187,220
                                                                   -----------

COMMUNICATION & MEDIA - 4.2%
Clear Channel Communications, Inc.                         800          29,560
Time Warner Inc.*<F17>                                  36,900         648,702
Viacom Inc. - Class B                                   31,000       1,107,320
The Walt Disney Company                                 53,400       1,361,166
                                                                   -----------
                                                                     3,146,748
                                                                   -----------

COMMUNICATIONS EQUIPMENT - 1.4%
Motorola, Inc.                                          27,600         503,700
QUALCOMM Inc                                             8,000         583,840
                                                                   -----------
                                                                     1,087,540
                                                                   -----------

COMPUTER SERVICES - 1.4%
Computer Sciences Corporation*<F17>                      4,100         190,363
eSPEED, Inc. - Class A*<F17>                            26,800         473,020
Symantec Corporation*<F17>                               5,300         232,034
Unisys Corporation*<F17>                                11,800         163,784
                                                                   -----------
                                                                     1,059,201
                                                                   -----------

COMPUTERS - 0.4%
Dell Inc.*<F17>                                          8,100         290,142
                                                                   -----------

CONSUMER PRODUCTS - 3.9%
American Greetings
  Corporation - Class A*<F17>                            7,200         166,896
Avon Products, Inc.                                      5,500         253,770
The Black & Decker Corporation                           2,700         167,751
Brunswick Corporation                                    3,700         150,960
Hasbro, Inc.                                             7,300         138,700
Kimberly-Clark Corporation                               7,500         494,100
Mattel, Inc.                                            48,300         881,475
The Procter & Gamble Company                            10,600         577,064
Tupperware Corporation                                   5,900         114,637
                                                                   -----------
                                                                     2,945,353
                                                                   -----------

DRUGS - 8.1%
Abbott Laboratories                                     42,200       1,720,072
Bristol-Myers Squibb Company                            21,100         516,950
Forest Laboratories, Inc.*<F17>                          1,600          90,608
GlaxoSmithKline plc - ADR(1)<F18>                       28,000       1,160,880
Johnson & Johnson                                       13,910         774,787
Merck & Co. Inc.                                         3,700         175,750
Pfizer Inc.                                             15,775         540,767
Wyeth                                                   30,700       1,110,112
                                                                   -----------
                                                                     6,089,926
                                                                   -----------

ENERGY - 1.6%
The AES Corporation*<F17>                                3,400          33,762
CenterPoint Energy, Inc.                                15,300         175,950
Edison International                                     9,600         245,472
Entergy Corporation                                      2,000         112,020
PG&E Corporation*<F17>                                   7,200         201,168
Sempra Energy                                            5,500         189,365
TXU Corp.                                                6,200         251,162
                                                                   -----------
                                                                     1,208,899
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 3.0%
Citigroup Inc.                                          24,865       1,156,223
J.P. Morgan Chase & Co.                                 16,100         624,197
Merrill Lynch & Co., Inc                                 9,600         518,208
                                                                   -----------
                                                                     2,298,628
                                                                   -----------

FINANCIAL SERVICES - 3.6%
Capital One Financial Corporation                        4,100         280,358
Countrywide Financial Corporation                        5,400         379,350
Fannie Mae                                               1,900         135,584
ING Groep N.V. - ADR(1)<F18>                            50,846       1,205,050
KeyCorp                                                  6,900         206,241
PNC Financial Services Group                             4,500         238,860
Washington Mutual, Inc.                                  6,100         235,704
                                                                   -----------
                                                                     2,681,147
                                                                   -----------

FOOD & BEVERAGE - 2.8%
Adolph Coors Company - Class B                           2,300         166,382
The Coca-Cola Company                                    2,800         141,344
Coca-Cola Enterprises Inc.                               5,000         144,950
Kellogg Company                                          6,900         288,765
The Pepsi Bottling Group, Inc.                           2,200          67,188
PepsiCo, Inc.                                            1,200          64,656
Sara Lee Corporation                                    26,000         597,740
Smithfield Foods, Inc.*<F17>                            22,500         661,500
                                                                   -----------
                                                                     2,132,525
                                                                   -----------

HEALTH CARE SERVICES - 3.3%
Aetna Inc.                                               2,800         238,000
Anthem, Inc.*<F17>                                         500          44,780
HCA Inc.                                                23,300         969,047
IMS Health Incorporated                                    300           7,032
Medco Health Solutions, Inc.*<F17>                      23,600         885,000
UnitedHealth Group Incorporated                            600          37,350
WellPoint Health Networks Inc.*<F17>                     2,600         291,226
                                                                   -----------
                                                                     2,472,435
                                                                   -----------

HEALTH CARE SUPPLIES - 3.4%
AmerisourceBergen Corporation                           21,800       1,303,204
Bausch & Lomb Incorporated                               2,500         162,675
Baxter International Inc.                               10,600         365,806
Guidant Corporation                                     10,000         558,800
Hospira, Inc.*<F17>                                      1,440          39,744
McKesson Corporation                                       400          13,732
Zimmer Holdings, Inc.*<F17>                              1,700         149,940
                                                                   -----------
                                                                     2,593,901
                                                                   -----------

INDUSTRIAL GASES - 1.2%
Air Products and Chemicals, Inc.                        15,400         807,730
Praxair, Inc.                                            2,100          83,811
                                                                   -----------
                                                                       891,541
                                                                   -----------

INSURANCE - 10.8%
ACE Limited(1)<F18>                                     31,200       1,319,136
The Allstate Corporation                                35,800       1,666,490
American International Group, Inc.                       6,094         434,380
Assured Guaranty Ltd.*<F17>(1)<F18>                     46,800         793,260
CIGNA Corporation                                       18,400       1,266,104
Conseco, Inc.*<F17>                                     44,000         875,600
The Hartford Financial
  Services Group, Inc.                                   2,000         137,480
MetLife, Inc.                                           12,900         462,465
The St. Paul Travelers
  Companies, Inc.                                       28,622       1,160,336
                                                                   -----------
                                                                     8,115,251
                                                                   -----------

MACHINERY - 0.5%
Cummins Inc.                                             1,400          87,500
Deere & Company                                          4,300         301,602
                                                                   -----------
                                                                       389,102
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 2.8%
3M Co.                                                   7,000         630,070
Illinois Tool Works Inc.                                 6,900         661,641
Textron Inc.                                             3,600         213,660
Tyco International Ltd.(1)<F18>                         18,900         626,346
                                                                   -----------
                                                                     2,131,717
                                                                   -----------

METALS - DIVERSIFIED - 0.1%
Newmont Mining Corporation                               1,300          50,388
                                                                   -----------

MOTORCYCLES - 1.3%
Harley-Davidson, Inc.                                   15,900         984,846
                                                                   -----------

MULTI-INDUSTRY - 1.1%
General Electric Company                                26,400         855,360
                                                                   -----------

NETWORKING - 0.5%
Cisco Systems, Inc.*<F17>                               16,700         395,790
                                                                   -----------

OIL & GAS - 3.2%
Apache Corporation                                       5,500         239,525
Burlington Resources Inc.                                6,800         246,024
ConocoPhillips                                           7,000         534,030
Devon Energy Corporation                                 4,100         270,600
Exxon Mobil Corporation                                 15,952         708,428
Marathon Oil Corporation                                 5,900         223,256
Valero Energy Corporation                                2,500         184,400
                                                                   -----------
                                                                     2,406,263
                                                                   -----------

OIL & GAS - SERVICES - 0.3%
Schlumberger Limited(1)<F18>                             3,600         228,636
                                                                   -----------

PACKAGING - 1.3%
Pactiv Corporation*<F17>                                40,300       1,005,082
                                                                   -----------

PAPER AND RELATED PRODUCTS - 0.2%
Georgia-Pacific Corp                                     4,900         181,202
                                                                   -----------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
Simon Property Group, Inc.                               2,900         149,118
                                                                   -----------

RESTAURANTS - 1.0%
Brinker International, Inc.*<F17>                       23,100         788,172
                                                                   -----------

RETAIL - 6.4%
CVS Corporation                                         21,800         916,036
Federated Department Stores, Inc.                        4,500         220,950
The Home Depot, Inc.                                    17,600         619,520
J.C. Penney Company, Inc.                                4,800         181,248
Limited Brands                                          52,300         978,010
The May Department Stores Company                        5,000         137,450
Nordstrom, Inc.                                          4,200         178,962
RadioShack Corporation                                     200           5,726
Sears, Roebuck and Co.                                   4,900         185,024
SUPERVALU INC.                                           7,200         220,392
Target Corporation                                      17,500         743,225
Wal-Mart Stores, Inc.                                    8,100         427,356
                                                                   -----------
                                                                     4,813,899
                                                                   -----------

SCIENTIFIC INSTRUMENTS - 0.2%
Applera Corporation - Applied
  Biosystems Group                                       7,700         167,475
                                                                   -----------

SEMICONDUCTORS - 2.3%
Agere Systems Inc. - Class B*<F17>                     189,000         406,350
Intel Corporation                                       24,100         665,160
National Semiconductor Corporation*<F17>                 8,300         182,517
Texas Instruments Incorporated                          18,700         452,166
                                                                   -----------
                                                                     1,706,193
                                                                   -----------

SOFTWARE - 5.5%
Autodesk, Inc.                                           5,400         231,174
BMC Software, Inc.*<F17>                                66,700       1,233,950
Electronic Arts Inc.*<F17>                               5,000         272,750
Microsoft Corporation                                   84,700       2,419,032
                                                                   -----------
                                                                     4,156,906
                                                                   -----------

STEEL PRODUCTION - 0.3%
United States Steel Corporation                          5,400         189,648
                                                                   -----------

TELECOMMUNICATIONS - 3.8%
BellSouth Corporation                                    9,000         235,980
CenturyTel, Inc.                                         1,100          33,044
Nextel Communications,
  Inc. - Class A*<F17>                                  17,800         474,548
SBC Communications Inc.                                  9,100         220,675
Sprint Corporation                                      68,600       1,207,360
Verizon Communications Inc.                             19,200         694,848
                                                                   -----------
                                                                     2,866,455
                                                                   -----------

TRANSPORTATION - 0.3%
Burlington Northern
  Santa Fe Corporation                                   7,300         256,011
                                                                   -----------

TRAVEL & RECREATION - 1.6%
Carnival Corporation(1)<F18>                            26,000       1,222,000
                                                                   -----------

TRUCKING - 0.3%
Ryder System, Inc.                                       5,600         224,392
                                                                   -----------
TOTAL COMMON STOCKS
  (COST $62,738,834)                                                70,775,794
                                                                   -----------

SHORT-TERM INVESTMENTS - 6.2%

U.S. GOVERNMENT OBLIGATIONS - 6.2%
Federal Home Loan Bank Discount
  Note, 1.000%, 07/01/2004                           4,661,000       4,661,000
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $4,661,000)                                                  4,661,000
                                                                   -----------

INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING - 17.5%

CERTIFICATES OF DEPOSIT - 0.9%
Lloyds Institutional Certificate of
  Deposit, 1.180%, 10/27/2004                          321,692         321,692
Svenska Handlsbankn Certificate of
  Deposit, 1.170%, 10/21/2004                          321,692         321,692
                                                                   -----------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $643,384)                                                      643,384
                                                                   -----------

COMMERCIAL PAPER - 3.8%
Goldman Sachs Group, Inc.
  Commercial Paper, 1.570%,
  07/02/2004(3)<F20>                                   643,384         643,384
Lakeside Funding LLC
  Commercial Paper, 1.229%,
  07/08/2004 (Cost $643,384,
  Acquired Date 06/08/2004)(2)<F19>                    643,384         643,384
Leafs LLC Commercial Paper,
  1.290%, 04/20/2005 (Cost $321,692,
  Acquired Date 04/20/2004)(2)<F19>(3)<F20>            321,692         321,692
Lehman Brothers Holdings
  Commercial Paper, 1.560%,
  08/23/2004(3)<F20>                                   643,384         643,384
Morgan Stanley Commercial Paper,
  1.580%, 09/14/2004(3)<F20>                           643,384         643,384
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (COST $2,895,228)                                                  2,895,228
                                                                   -----------

MONEY MARKET FUNDS - 0.0%
AIM Liquid Assets Portfolio -
  Institutional Class                                   22,737          22,737
Merrill Lynch Premier
  Institutional Fund                                    11,397          11,397
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (COST $34,134)                                                        34,134
                                                                   -----------
OTHER SHORT-TERM INVESTMENTS - 3.2%
Bayerische Landesbank,
  1.281%, 06/24/2005(3)<F20>                           321,692         321,692
Halogen Funding Company, LLC,
  1.250%, 07/14/2005 (Cost $643,384,
  Acquired Date 06/14/2004)(2)<F19>(3)<F20>            643,384         643,384
Metlife Global Funding, 1.360%,
  07/28/2005 (Cost $643,384,
  Acquired Date 04/09/2003)(2)<F19>(3)<F20>            643,384         643,384
Premium Asset Trust 03-2, 1.338%,
  06/01/2005 (Cost $321,692,
  Acquired 05/02/2003)(2)<F19>(3)<F20>                 321,692         321,692
Sigma Finance Inc., 1.570%,
  05/17/2005 (Cost $482,442,
  Acquired Date 05/17/2004)(2)<F19>(3)<F20>            482,442         482,442
                                                                   -----------
TOTAL OTHER SHORT-TERM INVESTMENTS
  (COST $2,412,594)                                                  2,412,594
                                                                   -----------

REPURCHASE AGREEMENTS - 9.6%
CS First Boston Repurchase
  Agreement, 1.580%, 07/01/2004
  (Collateralized by Fannie Mae
  Collateralized Mortgage
  Obligations)                                       4,342,842       4,342,842
JP Morgan Repurchase Agreement,
  1.600%, 07/01/2004 (Collateralized
  by Corporate Bonds Rated BBB
  by S&P)(3)<F20>                                    2,895,228       2,895,228
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (COST $7,238,070)                                                  7,238,070
                                                                   -----------

TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $13,223,410)                                        13,223,410
                                                                   -----------
TOTAL INVESTMENTS
  (COST $80,623,244) - 117.5%                                       88,660,204
                                                                   -----------
Cash Received as Proceeds from
  Securities Lending - 0.0%                                                 58
Liabilities, less Other Assets - (17.5)%                           (13,199,317)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $75,460,945
                                                                   -----------
                                                                   -----------

  *<F17>  Non-income Producing Security.
     ADR  American Depository Receipt.
(1)<F18>  Foreign security which trades on U.S. exchange.
(2)<F19>  Restricted under Rule 144A of the Securities Act of 1933.
(3)<F20> Variable rate security. The rate shown is the rate in effect on June 30, 2004.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF ASSETS & LIABILITIES
June 30, 2004

                                                                  AHA LIMITED        AHA FULL
                                                                MATURITY FIXED    MATURITY FIXED    AHA BALANCED    AHA DIVERSIFIED
                                                                  INCOME FUND      INCOME FUND          FUND          EQUITY FUND
                                                                --------------    --------------    ------------    ---------------
ASSETS:
  Investments, at value(1)<F21>(2)<F22>(3)<F23>                  $234,572,321       $37,780,389      $20,285,081       $88,660,204
  Cash received as proceeds from securities lending                        --                --               44                58
  Cash                                                                    846            97,294           46,905             1,616
  Dividends receivable                                                     --                --           11,151            79,577
  Interest receivable                                               1,295,043           284,960           74,495               343
  Receivable for investments sold                                          --        10,804,592           14,420           142,602
  Receivable for capital shares issued                              3,255,000            80,000               --                --
  Deposit at Distributor                                                   --                --               --            15,939
  Prepaid expenses and other assets                                     4,512             3,215            3,160             3,216
                                                                 ------------       -----------      -----------       -----------
     Total assets                                                 239,127,722        49,050,450       20,435,256        88,903,555
                                                                 ------------       -----------      -----------       -----------
LIABILITIES:
  Payable for collateral received for securities loaned            60,882,463         4,763,004        3,342,686        13,223,468
  Payable to Advisor                                                   65,688            15,420           14,464            46,199
  Cash payable due to overdraft from securities lending                    13                 8               --                --
  Dividends payable to shareholders                                    95,982            48,022               --                --
  Payable for investments purchased                                18,049,621        15,129,946          131,334           100,612
  Payable for futures contracts                                            --             5,159               --                --
  Accrued expenses and other liabilities                               85,292            26,487           16,396            72,331
                                                                 ------------       -----------      -----------       -----------
     Total liabilities                                             79,179,059        19,988,046        3,504,880        13,442,610
                                                                 ------------       -----------      -----------       -----------
     Net assets                                                  $159,948,663       $29,062,404      $16,930,376       $75,460,945
                                                                 ------------       -----------      -----------       -----------
                                                                 ------------       -----------      -----------       -----------
NET ASSETS CONSIST OF:
  Paid in capital                                                $160,921,957       $28,646,235      $15,839,855       $72,366,724
  Accumulated undistributed net investment income                       7,258                --            4,048            18,141
  Accumulated undistributed net realized gain (loss)
    on investments sold and futures contracts closed                  138,225           240,558         (231,734)       (4,960,880)
  Net unrealized appreciation (depreciation) on:
     Investments                                                   (1,118,777)          192,652        1,318,207         8,036,960
     Futures contracts                                                     --           (17,041)              --                --
                                                                 ------------       -----------      -----------       -----------
     Net assets                                                  $159,948,663       $29,062,404      $16,930,376       $75,460,945
                                                                 ------------       -----------      -----------       -----------
                                                                 ------------       -----------      -----------       -----------
CLASS I SHARES:
  Net assets                                                      159,948,663        28,958,102       16,930,376        68,068,456
  Shares of beneficial interest outstanding                        14,974,056         2,788,071        1,884,393         4,424,206
  Net asset value, redemption price
    and offering price per share                                 $      10.68       $     10.39      $      8.98       $     15.39
                                                                 ------------       -----------      -----------       -----------
                                                                 ------------       -----------      -----------       -----------
CLASS A SHARES:
  Net assets                                                               --           104,302               --         7,392,488
  Shares of beneficial interest outstanding                                --            10,039               --           479,198
  Net asset value and redemption price per share                           --       $     10.39               --       $     15.43
                                                                 ------------       -----------      -----------       -----------
                                                                 ------------       -----------      -----------       -----------
  Maximum offering price per share                                         --       $     10.94               --       $     16.24
                                                                 ------------       -----------      -----------       -----------
                                                                 ------------       -----------      -----------       -----------
(1)<F21>  Cost of investments                                    $235,691,098       $37,587,737      $18,966,874       $80,623,244
                                                                 ------------       -----------      -----------       -----------
                                                                 ------------       -----------      -----------       -----------
(2)<F22>  Includes collateral from securities lending
      with a market value of:                                    $ 60,882,476       $ 4,763,012      $ 3,342,642       $13,223,410
                                                                 ------------       -----------      -----------       -----------
                                                                 ------------       -----------      -----------       -----------
(3)<F23>  Value of loaned securities:                            $ 59,619,170       $ 4,677,570      $ 3,251,518       $12,829,982
                                                                 ------------       -----------      -----------       -----------
                                                                 ------------       -----------      -----------       -----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2004

                                                           AHA LIMITED           AHA FULL
                                                          MATURITY FIXED      MATURITY FIXED
                                                           INCOME FUND         INCOME FUND
                                                          --------------      --------------
INVESTMENT INCOME:
  Interest                                                  $3,258,955          $1,265,794
  Income from securities lending - net                          20,299               3,965
                                                            ----------          ----------
     Total Investment Income                                 3,279,254           1,269,759
                                                            ----------          ----------

EXPENSES:
  Investment advisory fees                                     686,691             144,315
  Distribution expense - Class A Shares                             --                  31
  Transfer agent fees and expenses                              33,108               8,157
  Administration fee                                            63,213              13,290
  Reports to shareholders                                          916                 333
  Registration fees                                             18,174              15,858
  Legal fees                                                    44,427               9,150
  Audit fees                                                    39,637               8,443
  Custodian fees and expenses                                   11,367              20,536
  Directors' fees and expenses                                  25,980               5,224
  Fund accounting fees                                          67,613              44,888
  Insurance expense                                             15,399              13,621
                                                            ----------          ----------
     Total expenses                                          1,006,525             283,846
Advisor expense waiver recovery                                     --               4,814
                                                            ----------          ----------
     Net expenses                                            1,006,525             288,660
                                                            ----------          ----------
NET INVESTMENT INCOME                                        2,272,729             981,099
                                                            ----------          ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
  Investments sold                                             328,549             415,715
  Futures contracts closed                                          --             (44,153)
                                                            ----------          ----------
  Net realized gain                                            328,549             371,562
                                                            ----------          ----------
Change in unrealized appreciation / depreciation on:
  Investments                                               (2,452,324)         (1,449,453)
  Futures contracts                                                 --              13,405
                                                            ----------          ----------
  Net unrealized loss                                       (2,452,324)         (1,436,048)
                                                            ----------          ----------
NET LOSS ON INVESTMENTS                                     (2,123,775)         (1,064,486)
                                                            ----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $  148,954          $  (83,387)
                                                            ----------          ----------
                                                            ----------          ----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2004

                                                           AHA BALANCED     AHA DIVERSIFIED
                                                               FUND           EQUITY FUND
                                                           ------------     ---------------
INVESTMENT INCOME:
  Dividends*<F24>                                           $  170,052         $ 1,145,849
  Interest                                                     269,995              30,593
  Income from securities lending - net                           2,250               9,113
                                                            ----------         -----------
     Total Investment Income                                   442,297           1,185,555
                                                            ----------         -----------

EXPENSES:
  Investment advisory fees                                     125,565             524,148
  Distribution expense - Class A Shares                             --              17,449
  Transfer agent fees and expenses                               5,173              19,916
  Administration fee                                             7,735              32,254
  Reports to shareholders                                          149               3,359
  Registration fees                                             15,274              15,857
  Legal fees                                                     5,331              22,416
  Audit fees                                                     4,902              20,480
  Custodian fees and expenses                                   14,482              16,272
  Directors' fees and expenses                                   3,029              12,848
  Fund accounting fees                                          24,491              34,586
  Insurance expense                                             13,615              13,748
                                                            ----------         -----------
     Total expenses                                            219,746             733,333
  Advisor expense waiver recovery                               31,384                  --
                                                            ----------         -----------
     Net expenses                                              251,130             733,333
                                                            ----------         -----------
NET INVESTMENT INCOME                                          191,167             452,222
                                                            ----------         -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                           1,270,362           7,175,231
  Change in unrealized
    appreciation/depreciation on investments                   608,348           5,729,020
                                                            ----------         -----------
NET REALIZED/UNREALIZED GAIN ON INVESTMENTS                  1,878,710          12,904,251
                                                            ----------         -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $2,069,877         $13,356,473
                                                            ----------         -----------
                                                            ----------         -----------

*<F24>  Net of Foreign Taxes Withheld of:                   $        8         $       140
                                                            ----------         -----------
                                                            ----------         -----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                            AHA LIMITED MATURITY                 AHA FULL MATURITY
                                                              FIXED INCOME FUND                  FIXED INCOME FUND
                                                       ------------------------------     ------------------------------
                                                          FOR THE          FOR THE           FOR THE          FOR THE
                                                        YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                       JUNE 30, 2004    JUNE 30, 2003     JUNE 30, 2004    JUNE 30, 2003
                                                       -------------    -------------     -------------    -------------
OPERATIONS:
  Net investment income                                $  2,272,729       $ 2,304,411      $   981,099       $ 1,679,003
  Net realized gain (loss) on:
     Investments sold                                       328,549         1,425,835          415,715         1,078,340
     Option contracts expired or closed                          --                --               --                (6)
     Futures contracts closed                                    --                --          (44,153)             (264)
  Net change in unrealized
    appreciation / depreciation on:
     Investments                                         (2,452,324)          270,307       (1,449,453)          893,458
     Futures contracts                                           --                --           13,405           (36,304)
                                                       ------------       -----------      -----------       -----------
     Net increase (decrease) in net assets
       resulting from operations                            148,954         4,000,553          (83,387)        3,614,227
                                                       ------------       -----------      -----------       -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions to Class A Shareholders
    from net investment income                                   --                --             (632)               --
  Distributions to Class I Shareholders
    From net investment income                           (2,269,826)       (2,301,510)      (1,066,003)       (1,678,599)
    From net realized gains
      on securities transactions                                 --                --         (245,345)               --
                                                       ------------       -----------      -----------       -----------
     Total dividends and distributions                   (2,269,826)       (2,301,510)      (1,311,980)       (1,678,599)
                                                       ------------       -----------      -----------       -----------

FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold                         109,318,535        28,617,065        3,106,235         5,034,111
  Reinvestment of distributions                           1,564,718         2,301,510          840,356         1,678,599
  Cost of shares redeemed                               (45,418,284)      (21,657,102)      (4,752,720)      (15,651,091)
                                                       ------------       -----------      -----------       -----------
     Net increase (decrease) in net assets
       from capital share contributions                  65,464,969         9,261,473         (806,129)       (8,938,381)
                                                       ------------       -----------      -----------       -----------
Total increase (decrease) in net assets                  63,344,097        10,960,516       (2,201,496)       (7,002,753)

NET ASSETS:
  Beginning of year                                      96,604,566        85,644,050       31,263,900        38,266,653
                                                       ------------       -----------      -----------       -----------
  End of year*<F25>                                    $159,948,663       $96,604,566      $29,062,404       $31,263,900
                                                       ------------       -----------      -----------       -----------
                                                       ------------       -----------      -----------       -----------

*<F25>  Including undistributed net
          investment income of:                        $      7,258       $     4,355      $        --       $        --
                                                       ------------       -----------      -----------       -----------
                                                       ------------       -----------      -----------       -----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                              AHA BALANCED FUND             AHA DIVERSIFIED EQUITY FUND
                                                       ------------------------------     ------------------------------
                                                          FOR THE          FOR THE           FOR THE          FOR THE
                                                        YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                       JUNE 30, 2004    JUNE 30, 2003     JUNE 30, 2004    JUNE 30, 2003
                                                       -------------    -------------     -------------    -------------
OPERATIONS:
  Net investment income                                 $   191,167       $   367,514      $   452,222       $   427,669
  Net realized gain (loss) on:
     Investments sold                                       270,362          (958,359)       7,175,231        (9,203,287)
     Futures contracts closed                                    --             7,949               --                --
  Net change in unrealized
    appreciation / depreciation on:
     Investments                                            608,348         1,273,488        5,729,020         5,143,077
     Futures contracts                                           --            (6,045)              --                --
                                                        -----------       -----------      -----------       -----------
     Net increase (decrease) in net assets
       resulting from operations                          2,069,877           684,547       13,356,473        (3,632,541)
                                                        -----------       -----------      -----------       -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions to Class A Shareholders
    from net investment income                                   --                --          (12,458)          (12,027)
  Distributions to Class I Shareholders
    from net investment income                             (231,624)         (369,990)        (428,605)         (426,922)
                                                        -----------       -----------      -----------       -----------
     Total dividends and distributions                     (231,624)         (369,990)        (441,063)         (438,949)
                                                        -----------       -----------      -----------       -----------

FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold                             316,010         6,005,308        9,252,335         1,844,746
  Net proceeds from acquisition
    of Kenilworth Fund                                           --                --               --         6,805,607
  Reinvestment of distributions                              67,051           276,991          381,037           381,845
  Cost of shares redeemed                                (3,905,673)      (11,357,352)      (9,106,107)      (28,615,815)
                                                        -----------       -----------      -----------       -----------
     Net increase (decrease) in net assets
       from capital share contributions                  (3,522,612)       (5,075,053)         527,265       (19,583,617)
                                                        -----------       -----------      -----------       -----------
Total increase (decrease) in net assets                  (1,684,359)       (4,760,496)      13,442,675       (23,655,107)

NET ASSETS:
  Beginning of year                                      18,614,735        23,375,231       62,018,270        85,673,377
                                                        -----------       -----------      -----------       -----------
  End of year*<F26>                                     $16,930,376       $18,614,735      $75,460,945       $62,018,270
                                                        -----------       -----------      -----------       -----------
                                                        -----------       -----------      -----------       -----------

*<F26>  Including undistributed net
          investment income of:                         $     4,048       $     7,087      $    18,141       $     8,457
                                                        -----------       -----------      -----------       -----------
                                                        -----------       -----------      -----------       -----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                              AHA LIMITED MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                                           FOR THE PERIOD ENDED JUNE 30,
                                                          ----------------------------------------------------------------
                                                          2004           2003           2002           2001           2000
                                                          ----           ----           ----           ----           ----
PER SHARE DATA(1)<F27>(6)<F32>:
   Net Asset Value
     Beginning of Period                                 $10.86         $10.65         $10.43         $10.11         $10.20
                                                         ------         ------         ------         ------         ------
   Income from Investment Operations:
      Net investment income                                0.18           0.28           0.44           0.63           0.58
      Net realized and unrealized
        gain (loss) on investments                        (0.18)          0.21           0.22           0.32          (0.09)
                                                         ------         ------         ------         ------         ------
         Total gain from
           investment operations                           0.00           0.49           0.66           0.95           0.49
                                                         ------         ------         ------         ------         ------
   Less Distributions:
      From net investment income                          (0.18)         (0.28)         (0.44)         (0.63)         (0.58)
      From realized gains                                    --             --             --             --             --
                                                         ------         ------         ------         ------         ------
         Total distributions                              (0.18)         (0.28)         (0.44)         (0.63)         (0.58)
                                                         ------         ------         ------         ------         ------
   Net Asset Value, end of period                        $10.68         $10.86         $10.65         $10.43         $10.11
                                                         ------         ------         ------         ------         ------
                                                         ------         ------         ------         ------         ------

   Total Return on Net Asset Value(2)<F28>                (0.05)%         4.65%          6.16%          9.17%          4.37%

SUPPLEMENTAL DATA AND RATIOS(6)<F32>:
   Net assets, end of period (000's)                   $159,949        $96,605        $85,644        $51,076        $85,813
   Ratio of net operating expenses
     to average net assets(3)<F29>(4)<F30>:
      Before waivers and recoveries                        0.73%          0.83%          0.78%          0.24%          0.14%
      After waivers and recoveries                         0.73%          0.85%          0.76%          0.24%          0.14%
   Program service fee(4)<F30>                              N/A            N/A           0.13%          0.50%          0.50%
   Ratio of net investment income
     to average net assets(3)<F29>                         1.65%          2.58%          4.00%          6.50%          5.86%
   Portfolio turnover rate                                97.66%           N/A          60.24%(5)     189.31%        161.89%
                                                                                             <F31>

(1)<F27> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F28> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3)<F29> Ratios include all management fees and expenses except for the program service fee.
(4)<F30> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F31> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(6)<F32> For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                                AHA FULL MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                                           FOR THE PERIOD ENDED JUNE 30,
                                                          ----------------------------------------------------------------
                                                          2004           2003           2002           2001           2000
                                                          ----           ----           ----           ----           ----
PER SHARE DATA(1)<F33>(7)<F39>:
   Net Asset Value
     Beginning of Period                                 $10.87         $10.34         $10.10         $ 9.68         $ 9.85
                                                         ------         ------         ------         ------         ------
   Income from Investment Operations:
      Net investment income                                0.36(2)<F34>   0.49           0.52           0.63           0.64
      Net realized and unrealized
        gain (loss) on investments                        (0.36)          0.53           0.24           0.42          (0.17)
                                                         ------         ------         ------         ------         ------
         Total gain from
           investment operations                           0.00           1.02           0.76           1.05           0.47
                                                         ------         ------         ------         ------         ------
   Less Distributions:
      From net investment income                          (0.39)         (0.49)         (0.52)         (0.63)         (0.64)
      From realized gains                                 (0.09)            --             --             --             --
                                                         ------         ------         ------         ------         ------
         Total distributions                              (0.48)         (0.49)         (0.52)         (0.63)         (0.64)
                                                         ------         ------         ------         ------         ------
   Net Asset Value, end of period                        $10.39         $10.87         $10.34         $10.10         $ 9.68
                                                         ------         ------         ------         ------         ------
                                                         ------         ------         ------         ------         ------

   Total Return on Net Asset Value(3)<F35>                 0.08%         10.06%          7.40%         10.61%          4.41%

SUPPLEMENTAL DATA AND RATIOS(7)<F39>:
   Net assets, end of period (000's)                    $28,958        $31,264        $38,267        $38,540        $78,188
   Ratio of net operating expenses
     to average net assets(4)<F36>(5)<F37>:
      Before waivers and recoveries                        0.98%          1.29%          1.08%          0.31%          0.17%
      After waivers and recoveries                         1.00%          1.00%          0.76%          0.31%          0.17%
   Program service fee(5)<F37>                              N/A            N/A           0.17%          0.50%          0.50%
   Ratio of net investment income
     to average net assets(4)<F36>                         3.40%          4.51%          5.09%          6.74%          6.55%
   Portfolio turnover rate(8)<F40>                       302.49%           N/A          99.46%(6)     236.10%        211.40%
                                                                                             <F38>

(1)<F33> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F34> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F35> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(4)<F36> Ratios include all management fees and expenses except for the program service fee.
(5)<F37> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(6)<F38> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(7)<F39> For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(8)<F40> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                        AHA FULL MATURITY
                                                       FIXED INCOME FUND -
                                                          CLASS A SHARES

                                                          FOR THE PERIOD
                                                        MAY 11, 2004*<F41>
                                                             THROUGH
                                                          JUNE 30, 2004
                                                          -------------

PER SHARE DATA(1)<F42>:
   Net Asset Value
     Beginning of Period                                      $10.32
                                                              ------
   Income from Investment Operations:
      Net investment income                                     0.04
      Net realized and unrealized
        gain on investments                                     0.09
                                                              ------
         Total gain from
           investment operations                                0.13
                                                              ------
   Less Distributions:
      From net investment income                               (0.06)
      From realized gains                                         --
                                                              ------
         Total distributions                                   (0.06)
                                                              ------
   Net Asset Value, end of period                             $10.39
                                                              ------
                                                              ------

   Total Return on Net Asset Value                              1.29%(2)<F43>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)                            $104
   Ratio of net operating expenses
     to average net assets:
      Before expense recoveries                                 1.15%(3)<F44>
      After expense recoveries                                  1.25%(3)<F44>
   Ratio of net investment income
     to average net assets                                      3.27%(3)<F44>
   Portfolio turnover rate(4)<F45>                            302.49%

  *<F41>  Commencement of operations.
(1)<F42> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F43>  Not annualized.
(3)<F44>  Annualized.
(4)<F45> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The turnover rate presented is for the Fund for the year ended June 30, 2004.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                                         AHA BALANCED FUND - CLASS I SHARES

                                                                           FOR THE PERIOD ENDED JUNE 30,
                                                          ----------------------------------------------------------------
                                                          2004           2003           2002           2001           2000
                                                          ----           ----           ----           ----           ----
PER SHARE DATA(1)<F46>(7)<F52>:
   Net Asset Value
     Beginning of Period                                 $ 8.03         $ 8.03         $ 9.17         $12.44         $14.69
                                                         ------         ------         ------         ------         ------
   Income from Investment Operations:
      Net investment income                                0.10(2)<F47>   0.11           0.12           0.45           0.37
      Net realized and unrealized
        gain (loss) on investments                         0.97             --          (0.72)          0.16           0.26
                                                         ------         ------         ------         ------         ------
         Total gain (loss) from
           investment operations                           1.07           0.11          (0.60)          0.61           0.63
                                                         ------         ------         ------         ------         ------
   Less Distributions:
      From net investment income                          (0.12)         (0.11)         (0.12)         (0.36)         (0.37)
      From realized gains                                    --             --          (0.42)         (3.52)         (2.51)
                                                         ------         ------         ------         ------         ------
         Total distributions                              (0.12)         (0.11)         (0.54)         (3.88)         (2.88)
                                                         ------         ------         ------         ------         ------
   Net Asset Value, end of period                        $ 8.98         $ 8.03         $ 8.03         $ 9.17         $12.44
                                                         ------         ------         ------         ------         ------
                                                         ------         ------         ------         ------         ------

   Total Return on Net Asset Value(3)<F48>                13.41%          1.40%         (6.94)%         6.21%          3.99%

SUPPLEMENTAL DATA AND RATIOS(7)<F52>:
   Net assets, end of period (000's)                    $16,930        $18,615        $23,375        $23,591        $48,936
   Ratio of net operating expenses
     to average net assets(4)<F49>(5)<F50>:
      Before waivers and recoveries                        1.31%          1.81%          1.64%          0.46%          0.24%
      After waivers and recoveries                         1.50%          1.50%          1.13%          0.46%          0.24%
   Program service fee(5)<F50>                              N/A            N/A           0.24%          0.75%          0.75%
   Ratio of net investment income
     to average net assets(4)<F49>                         1.14%          1.43%          1.42%          2.66%          2.59%
   Portfolio turnover rate                                69.85%           N/A          80.33%(6)     220.34%        169.10%
                                                                                             <F51>

(1)<F46> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F47> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F48> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(4)<F49> Ratios include all management fees and expenses except for the program service fee.
(5)<F50> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(6)<F51> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(7)<F52> For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                                    AHA DIVERSIFIED EQUITY FUND - CLASS I SHARES

                                                                           FOR THE PERIOD ENDED JUNE 30,
                                                          ----------------------------------------------------------------
                                                          2004           2003           2002           2001           2000
                                                          ----           ----           ----           ----           ----
PER SHARE DATA(1)<F53>(6)<F58>:
   Net Asset Value
     Beginning of Period                                 $12.74         $13.08         $15.90         $21.04         $22.15
                                                         ------         ------         ------         ------         ------
   Income from Investment Operations:
      Net investment income                                0.10           0.08           0.10           0.26           0.24
      Net realized and unrealized
        gain (loss) on investments                         2.65          (0.34)         (2.01)         (0.21)          1.05
                                                         ------         ------         ------         ------         ------
         Total gain (loss) from
           investment operations                           2.75          (0.26)         (1.91)          0.05           1.29
                                                         ------         ------         ------         ------         ------
   Less Distributions:
      From net investment income                          (0.10)         (0.08)         (0.11)         (0.26)         (0.24)
      From realized gains                                    --             --          (0.80)         (4.93)         (2.16)
                                                         ------         ------         ------         ------         ------
         Total distributions                              (0.10)         (0.08)         (0.91)         (5.19)         (2.40)
                                                         ------         ------         ------         ------         ------
   Net Asset Value, end of period                        $15.39         $12.74         $13.08         $15.90         $21.04
                                                         ------         ------         ------         ------         ------
                                                         ------         ------         ------         ------         ------

   Total Return on Net Asset Value(2)<F54>                21.60%         (1.98)%       (12.75)%         1.17%          5.28%

SUPPLEMENTAL DATA AND RATIOS(6)<F58>:
   Net assets, end of period (000's)                    $68,068        $55,564        $85,673        $92,053       $131,786
   Ratio of net operating expenses
     to average net assets(3)<F55>(4)<F56>                 1.02%          1.18%          0.84%          0.16%          0.11%
   Program service fee(4)<F56>                              N/A            N/A           0.25%          0.75%          0.75%
   Ratio of net investment income
     to average net assets(3)<F55>                         0.67%          0.61%          0.66%          1.33%          1.11%
   Portfolio turnover rate(7)<F59>                        97.51%           N/A          29.13%(5)      99.48%         66.84%
                                                                                             <F57>

(1)<F53> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F54> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000 and 1999. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3)<F55> Ratios include all management fees and expenses except for the program service fee.
(4)<F56> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F57> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(6)<F58> For the period November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(7)<F59> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                                 AHA DIVERSIFIED EQUITY FUND -
                                                                         CLASS A SHARES

                                                                                   FOR THE PERIOD
                                                                  FOR THE       DECEMBER 30, 2002*<F60>
                                                                PERIOD ENDED          THROUGH
                                                               JUNE 30, 2004       JUNE 30, 2003
                                                               -------------       -------------
PER SHARE DATA(1)<F61>(4)<F64>:
   Net Asset Value
     Beginning of Period                                           $12.75              $11.48
                                                                   ------              ------
   Income from Investment Operations:
      Net investment income                                          0.06                0.03
      Net realized and unrealized
        gain on investments                                          2.65                1.26
                                                                   ------              ------
         Total gain from
           investment operations                                     2.71                1.29
                                                                   ------              ------
   Less Distributions:
      From net investment income                                    (0.03)              (0.02)
      From realized gains                                              --                  --
                                                                   ------              ------
         Total distributions                                        (0.03)              (0.02)
                                                                   ------              ------
   Net Asset Value, end of period                                  $15.43              $12.75
                                                                   ------              ------
                                                                   ------              ------

   Total Return on Net Asset Value                                  21.24%              11.26%(2)<F62>

SUPPLEMENTAL DATA AND RATIOS(4)<F64>:
   Net assets, end of period (000's)                               $7,392              $6,454
   Ratio of net operating expenses
     to average net assets                                           1.27%               1.45%(3)<F63>
   Ratio of net investment income
     to average net assets                                           0.42%               0.48%(3)<F63>
   Portfolio turnover rate(5)<F65>                                  97.51%                N/A

  *<F60>  Commencement of operations.
(1)<F61> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F62>  Not annualized.
(3)<F63>  Annualized.
(4)<F64> For the period December 30, 2002 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(5)<F65> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2004

1.  ORGANIZATION

The AHA Investment Funds, Inc. (the "AHA Funds") is registered as an open-end management investment company under the Investment Company Act of 1940. The AHA Funds were incorporated on March 14, 1988 under the laws of Maryland. The AHA Funds currently offer the following series of shares: The AHA Limited Maturity Fixed Income Fund ("Limited Maturity Fund"), The AHA Full Maturity Fixed Income Fund ("Full Maturity Fund"), The AHA Balanced Fund ("Balanced Fund"), The AHA Diversified Equity Fund ("Diversified Fund"), The AHA U.S. Growth Equity Fund ("U.S. Growth Fund"), The AHA International Core Equity Fund ("International Fund") and the AHA U.S. Government Money Market Fund ("Money Market Fund") (each a "Fund" and collectively, the "Funds"). As of June 30, 2004, the U.S. Growth Fund, the International Fund, and the Money Market Fund had not commenced operations. The shares of common stock of the Funds are further divided into three classes: Class A Shares, Class I Shares, and Institutional Servicing Class Shares. As of June 30, 2004, only the Class I shares of the currently operating Funds and the Class A shares of the Full Maturity Fund and the Diversified Fund had commenced operations.

The investment objectives of the Funds are set forth below.

LIMITED MATURITY FUND

Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities and maintains an average dollar-weighted portfolio maturity of five years or less.

FULL MATURITY FUND

Seeks over the long term the highest level of income consistent with preservation of capital. Invests primarily in high quality fixed income securities. There is no restriction on the maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

BALANCED FUND

Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

DIVERSIFIED FUND

Seeks long-term capital growth. Invests primarily in equity securities and securities having equity characteristics.

For the period from November 1, 2001 through June 30, 2003, each Fund in the series, excluding the Money Market Fund, entered into a master-feeder structure. By entering into this structure, each Feeder Fund invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Effective July 1, 2003, the Third Party Feeder Fund Agreement among AHA Investment Funds, Inc. and CCM Advisors Funds was terminated. The Statement of Changes in Net Assets reflect the activities of the Funds prior to and following the termination of the master-feeder structure.

2.  SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATIONS

Securities that are listed on a U.S. securities exchange (whether domestic or foreign) for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price. Purchased options are valued at the closing price reported on the day of valuation. Futures are valued at the exchange settlement price. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Short-term securities, or securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in other funds are valued at the underlying fund's net asset value on the date of valuation. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Funds' Board of Directors.

ACCOUNTING FOR FUTURES

The Funds may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When a Fund enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as a guarantee that it will meet the futures commitment. Each day the Fund receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

ACCOUNTING FOR OPTIONS

The Funds may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of an option is increased by premiums paid. The proceeds from securities sold through the exercise of an option is decreased by the premiums paid.

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options, which expire unexercised, are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by a Fund of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a sub-custodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Fund could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same securities are less than the repurchase price.

WHEN-ISSUED SECURITIES

The Funds may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Funds record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Funds maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

EXPENSE ALLOCATION

Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

FEDERAL INCOME TAXES

It is the Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

At June 30, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:

                                             Limited Maturity     Full Maturity                          Diversified
                                             Fixed Income Fund  Fixed Income Fund    Balanced Fund       Equity Fund
                                             -----------------  -----------------    -------------       -----------
     Cost of Investments                        $235,720,560       $37,603,036        $19,006,802        $81,198,016
                                                ------------       -----------        -----------        -----------
                                                ------------       -----------        -----------        -----------
     Gross unrealized appreciation              $    142,213       $   466,273        $ 1,608,728        $ 9,763,944
     Gross unrealized depreciation                (1,290,452)         (288,920)          (330,449)        (2,301,756)
                                                ------------       -----------        -----------        -----------
     Net unrealized
       appreciation (depreciation)               $(1,148,239)      $   177,353        $ 1,278,279        $ 7,462,188
                                                ------------       -----------        -----------        -----------
                                                ------------       -----------        -----------        -----------
     Undistributed ordinary income                     7,258                --              4,048             18,141
     Undistributed long-term capital gains           167,687           238,816                 --                 --
                                                ------------       -----------        -----------        -----------
     Total distributable earnings               $    174,945       $   238,816        $     4,048        $    18,141
                                                ------------       -----------        -----------        -----------
                                                ------------       -----------        -----------        -----------
     Other accumulated losses                   $         --       $        --        $  (191,806)       $(4,386,108)
                                                ------------       -----------        -----------        -----------
     Total accumulated earnings (losses)        $   (973,294)      $   416,169        $ 1,090,521        $ 3,094,221
                                                ------------       -----------        -----------        -----------
                                                ------------       -----------        -----------        -----------

The tax character of distributions paid during the years ended June 30, 2004 and 2003 was as follows:

     Limited Maturity Fixed Income Fund              2004               2003
                                                     ----               ----
     Ordinary income                              $2,269,826        $2,301,510
     Long-term capital gain                               --               --
                                                  ----------        ----------
                                                  $2,269,826        $2,301,510
                                                  ----------        ----------
                                                  ----------        ----------

     Full Maturity Fixed Income Fund                 2004               2003
                                                     ----               ----
     Ordinary income                              $1,066,635        $1,678,599
     Long-term capital gain                          245,345               --
                                                  ----------        ----------
                                                  $1,311,980        $1,678,599
                                                  ----------        ----------
                                                  ----------        ----------

     Balanced Fund                                   2004               2003
                                                     ----               ----
     Ordinary income                               $ 231,624         $ 369,990
     Long-term capital gain                               --               --
                                                  ----------        ----------
                                                   $ 231,624         $ 369,990
                                                  ----------        ----------
                                                  ----------        ----------

     Diversified Equity Fund                         2004               2003
                                                     ----               ----
     Ordinary income                               $ 441,063         $ 438,949
     Long-term capital gain                               --               --
                                                  ----------        ----------
                                                   $ 441,063         $ 438,949
                                                  ----------        ----------
                                                  ----------        ----------

At June 30, 2004 the Funds had accumulated net realized capital loss carryovers expiring in the following years:

                                                          Total Capital
                                                          Loss Carryover
      Fund                            6/30/2011          at June 30, 2004
      ----                            ---------          ----------------
      Balanced Fund                 $  (191,806)           $  (191,806)
      Diversified Fund              $(4,386,108)           $(4,386,108)

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences.

FUND DISTRIBUTIONS

The Full Maturity Fund and the Limited Maturity Fund declare and pay income dividends from net investment income monthly.

In the Diversified Fund and Balanced Fund, dividends from net investment income are declared and paid quarterly.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER INFORMATION

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Securities transactions are recorded on the trade date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

3.  INVESTMENT ADVISOR

Effective July 1, 2003, the Funds have an Investment Advisory Agreement (the "Agreement") with CCM Advisors, LLC (the "Advisor"), with whom certain officers and directors of the Company are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Advisor for its management services at the annual rate of 0.50% of each Fund's average daily net assets for the Limited Maturity Fund and the Full Maturity Fund, and an annual rate of 0.75% of each Fund's average daily net assets for the Balanced Fund and the Diversified Fund. Through June 30, 2004, the Advisor had agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets.

                Expense Cap (as a % of average daily net assets)

  Fund                     Class A     Class I    Institutional Servicing Class
  ----                     -------     -------    -----------------------------
  Limited Maturity Fund     1.25%       1.00%                 1.35%
  Full Maturity Fund        1.25%       1.00%                 1.35%
  Balanced Fund             1.75%       1.50%                 1.92%
  Diversified Fund          1.50%       1.25%                 1.70%

Under the terms of the Agreement, any Fund expenses waived or reimbursed by the Advisor may be recovered by the Advisor to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement. The Advisor intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed. During the year ended June 30, 2004, the Advisor recovered $4,814 and $31,384 from the Full Maturity Fund and the Balanced Fund, respectively. As of June 30, 2004, the Full Maturity Fund and the Balanced Fund had the following balances, subject to potential recovery:

    Fund                Potential Amount of Recovery         Expiration
    ----                ----------------------------         ----------
Full Maturity Fund                $118,185                 June 30, 2005
                                  $109,128                 June 30, 2006
Balanced Fund                      $87,541                 June 30, 2005
                                   $79,724                 June 30, 2006

Prior to November 1, 2001, the Advisor was compensated for its services directly by the shareholders and not by the Funds pursuant to the Program Services Agreement it had with each shareholder, under which the Advisor provided asset allocation consulting and certain other services. The fees of the investment managers were paid by the Advisor. The Program Service Fee was equal to 0.50% for the Full Maturity Fund and Limited Maturity Fund, and 0.75% for the Balanced Fund and Diversified Fund. This service fee was reflected in the total return as disclosed in the financial highlights tables.

4.  CAPITAL SHARE TRANSACTIONS:

The Funds have 700,000,000 shares of beneficial interest, with $.01 par value, authorized.

Transactions in shares and dollars of the Funds were as follows:

AHA LIMITED MATURITY FIXED INCOME FUND

                                                               Year Ended                         Year Ended
                                                             June 30, 2004                       June 30, 2003
                                                         ----------------------             ----------------------
                                                         Shares          Amount             Shares          Amount
                                                         ------          ------             ------          ------
Class I
   Shares sold                                         10,146,300     $109,318,535         2,642,282     $ 28,617,065
   Shares issued in reinvestment of dividends             145,043        1,564,718           213,169        2,301,510
   Shares redeemed                                     (4,210,312)     (45,418,284)       (2,003,057)     (21,657,102)
                                                       ----------     ------------        ----------     ------------
   Total net change                                     6,081,031     $ 65,464,969           852,394     $  9,261,473
                                                       ----------     ------------        ----------     ------------
                                                       ----------     ------------        ----------     ------------

AHA FULL MATURITY FIXED INCOME FUND

                                                               Year Ended                         Year Ended
                                                             June 30, 2004                       June 30, 2003
                                                         ----------------------             ----------------------
                                                         Shares          Amount             Shares          Amount
                                                         ------          ------             ------          ------
Class A
   Shares sold                                              9,980     $    103,430                --     $         --
   Shares issued in reinvestment of dividends                  61              631                --               --
   Shares redeemed                                             (2)             (20)               --               --
                                                       ----------     ------------        ----------     ------------
   Net change                                              10,039     $    104,041                --     $         --
                                                       ----------     ------------        ----------     ------------
                                                       ----------     ------------        ----------     ------------
Class I
   Shares sold                                            282,527     $  3,002,805           467,605     $  5,034,111
   Shares issued in reinvestment of dividends              79,507          839,725           157,848        1,678,599
   Shares redeemed                                       (449,748)      (4,752,700)       (1,451,241)     (15,651,091)
                                                       ----------     ------------        ----------     ------------
   Net change                                             (87,714)        (910,170)         (825,788)      (8,938,381)
                                                       ----------     ------------        ----------     ------------
                                                       ----------                         ----------
   Total net change                                                   $   (806,129)                      $ (8,938,381)
                                                                      ------------                       ------------
                                                                      ------------                       ------------

AHA BALANCED FUND

                                                               Year Ended                         Year Ended
                                                             June 30, 2004                       June 30, 2003
                                                         ----------------------             ----------------------
                                                         Shares          Amount             Shares          Amount
                                                         ------          ------             ------          ------
Class I
   Shares sold                                             38,538     $    316,010           793,114     $  6,005,308
   Shares issued in reinvestment of dividends               8,200           67,051            36,893          276,991
   Shares redeemed                                       (480,925)      (3,905,673)       (1,421,600)     (11,357,352)
                                                       ----------     ------------        ----------     ------------
   Total net change                                      (434,187)    $ (3,522,612)         (591,593)    $ (5,075,053)
                                                       ----------     ------------        ----------     ------------
                                                       ----------     ------------        ----------     ------------

AHA DIVERSIFIED EQUITY FUND

                                                               Year Ended                         Year Ended
                                                             June 30, 2004                       June 30, 2003
                                                         ----------------------             ----------------------
                                                         Shares          Amount             Shares          Amount
                                                         ------          ------             ------          ------
Class A
   Shares sold                                             12,819     $    191,597                22     $        250
   Shares issued in acquisition of Kenilworth Fund             --               --           592,760        6,805,607
   Shares issued in reinvestment of dividends                 758           10,533               772            9,301
   Shares redeemed                                        (40,694)        (587,316)          (87,239)      (1,022,304)
                                                       ----------     ------------        ----------     ------------
   Net change                                             (27,117)    $   (385,186)          506,315     $  5,792,854
                                                       ----------     ------------        ----------     ------------
                                                       ----------     ------------        ----------     ------------
Class I
   Shares sold                                            628,680     $  9,060,738           153,286     $  1,844,496
   Shares issued in reinvestment of dividends              25,599          370,504            31,826          372,544
   Shares redeemed                                       (590,392)      (8,518,791)       (2,375,815)     (27,593,511)
                                                       ----------     ------------        ----------     ------------
   Net change                                              63,887          912,451        (2,190,703)     (25,376,471)
                                                       ----------     ------------        ----------     ------------
                                                       ----------                         ----------
   Total net change                                                   $    527,265                       $(19,583,617)
                                                                      ------------                       ------------
                                                                      ------------                       ------------

5.  SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and options, for the year ended June 30, 2004 were as follows:

                                       Purchases                          Sales
                               --------------------------       --------------------------
                               U.S. Government      Other       U.S. Government      Other
                               ---------------      -----       ---------------      -----
     Limited Maturity Fund        $18,021,565    $184,927,298              --    $131,158,375
     Full Maturity Fund            18,695,464      65,284,673     $16,012,264      69,546,829
     Balanced Fund                    838,578      10,334,098         796,230      13,159,245
     Diversified Fund                      --      64,263,161              --      65,915,199

6.  FUTURES CONTRACTS

At June 30, 2004, the Full Maturity Fund had entered into futures contracts.
The net unrealized appreciation (depreciation) is included in the Fund's net unrealized appreciation (depreciation) section of its financial statements. The terms of the open contracts were as follows:

FULL MATURITY FUND

    Number        Underlying                           Market Value of              Net Unrealized
 of Contracts     Instrument                        Underlying Instrument    Appreciation (Depreciation)
 ------------     ----------                        ---------------------    ---------------------------
       8          90 Day EuroDollar Future               $1,940,600                     $1,560
                  March, 2005
      11          5 Year Treasury Note Future             1,195,563                      7,164
                  September, 2004
     (17)         10 Year Treasury Note Future           (1,858,578)                   (25,765)
                  September, 2004

7.  SECURITIES LENDING

Each Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers to no more than 50% of its net assets. Securities lending will be fully collateralized at all times with cash and/or short-term debt obligations. The Funds receive interest on the collateral received.

As of June 30, 2004, the Funds had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian with the approval of the Advisor. The collateral is held in a commingled account for the benefit of the Funds. Each Fund's pro-rata share of the holdings in the commingled account is reflected separately in each Fund's schedules of investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The value of the securities on loan and the value of the related collateral were as follows:
                                        Securities          Collateral
                                        ----------          ----------
     Limited Maturity Fund             $59,619,170         $60,882,463
     Full Maturity Fund                  4,677,570           4,763,004
     Balanced Fund                       3,251,518           3,342,686
     Diversified Equity Fund            12,829,982          13,223,468

8.  ACQUISITION INFORMATION

On December 30, 2002, the Diversified Fund acquired, through a non-taxable exchange, substantially all of the net assets of the Kenilworth Fund. The Diversified Fund issued 592,760 shares, (valued at $6,805,607) for the 508,803 shares of the Kenilworth Fund outstanding at December 30, 2002. The net assets of $6,805,607 of the Kenilworth Fund included net unrealized appreciation on investments of $1,166,802. The net assets of the Diversified Fund immediately before the acquisition were $75,854,627.

9.  DISTRIBUTION PLANS

The Funds have adopted a separate distribution plan for the Class A Shares and Institutional Servicing Class shares (the "Plans") under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1") that provides for distribution fees to the Funds' distributor, Quasar, up to 0.25% per annum of the average daily net asset values of the shares, respectively, for activities intended to result in the sale of Fund shares.

The Distribution Plans under Rule 12b-1 compensate Quasar for its sales and distribution activities related to the Funds' Class A and Institutional Servicing Class Shares. The Plans cover certain expenses of Quasar and fees paid by Quasar to related and unrelated entities for marketing and distribution services, including but not limited to: (a) the payment of initial and ongoing commissions and other payments to registered representatives or others who sell Class A and Institutional Servicing Shares; (b) compensation to Quasar employees; (c) expenses related to printing and mailing or other dissemination of prospectuses and statements of additional information and the costs of preparation, printing and mailing of reports used for sales literature; and (d) related expenses advertisements and other distribution-related expenses.

The Full Maturity Fund incurred $31 for the Class A Shares pursuant to the Plans for the period ended June 30, 2004. The Diversified Fund incurred $17,449 for the Class A Shares pursuant to the Plans for the year ended June 30, 2004.

AHA INVESTMENT FUNDS, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of AHA Investment Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AHA Investment Funds, Inc., comprising the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, and AHA Diversified Equity Fund (collectively, the "Funds"), including the schedule of investments, as of June 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods ending June 30, 2001 and prior were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those statements in their report dated August 3, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AHA Investment Funds, Inc. at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                             /s/Ernst & Young LLP

Chicago, Illinois
August 11, 2004

AHA INVESTMENT FUNDS, INC.
SUPPLEMENTAL INFORMATION (UNAUDITED)
June 30, 2004

1.  DIRECTORS AND OFFICERS

The table below provides information about each of the Funds' directors and officers, including biographical information about their business experience and information about their relationships with CCM Advisors, LLC. The mailing address of each director and officer is 190 South LaSalle Street, Suite 2800, Chicago, IL 60603.

                                        DATE FIRST                                          NUMBER OF
                                        ELECTED OR                                        PORTFOLIOS IN
  NAME AND                             APPOINTED TO              PRINCIPAL                FUND COMPLEX         OTHER
   AGE AT            POSITIONS HELD   OFFICE AND TERM          OCCUPATION(S)               OVERSEEN BY     DIRECTORSHIPS
  6/30/04              WITH FUNDS    OF OFFICE**<F67>       DURING PAST 5 YEARS         DIRECTOR***<F68>       HELD
  --------           --------------  ----------------       -------------------         ----------------   -------------
DIRECTORS WHO ARE "INTERESTED PERSONS"*<F66>

Douglas D. Peabody   Director        Since 2001        Managing Director, CCM Advisors, LLC      6         None
41                   and President                     (since Jan. 2001); Managing Director
                                                       Convergent Capital Management Inc. (and
                                                       its predecessor) (since 1999); formerly
                                                       Principal, Eager Manager Advisory
                                                       Services (1991 to 1999).

Timothy G. Solberg   Director        Since 1995        Managing Director, CCM Advisors, LLC      6         None
51                   Secretary       Since 2001        (since 2001); formerly Director of
                                                       Marketing and Client Services, Hewitt
                                                       Investment Group, a Division of Hewitt
                                                       Associates LLC.

DIRECTORS WHO ARE NOT "INTERESTED PERSONS"

Anthony J. Burke     Director        Since 1999        President, American Hospital Association  6         Director, AHA
38                                                     Financial Solutions, Inc. (since 1997).             Financial Solutions,
                                                                                                           Inc. (since 1998);
                                                                                                           Director, AHA
                                                                                                           Services Inc.
                                                                                                           (since 2002).

Frank A. Ehmann      Director        Since 1991        Retired. Director, American Healthways    6         Formerly Director,
70                                                     (provider of diabetes and cardiac disease           SPX Corp. (global
                                                       management services to health plans and             provider of
                                                       hospitals) (since 1989); Director, Genderm          technical products
                                                       Corp. (dermatology company offering                 and systems,
                                                       prescription and non-prescription treatments        industrial products
                                                       for skin conditions) (1997-2000).                   and services, flow
                                                                                                           technology and
                                                                                                           service solutions)
                                                                                                           (1989-2002); for-
                                                                                                           merly Director and
                                                                                                           President, United
                                                                                                           Stationers (whole-
                                                                                                           sale distributor of
                                                                                                           business, computer,
                                                                                                           and facilities man-
                                                                                                           agement products),
                                                                                                           formerly Director
                                                                                                           of St. Jude's
                                                                                                           Medical Inc.
                                                                                                           (manufacturer of
                                                                                                           heart valves).

Richard John Evans   Director        Since 1995        Chief Financial Officer, American         6         None
52                                                     Hospital Association (since Dec. 1999);
                                                       formerly Vice President/Finance, American
                                                       Hospital Association (1995-1999).

DIRECTORS WHO ARE NOT "INTERESTED PERSONS"

John D. Oliverio     Director        Since 1995        Chief Executive Officer, President and    6         Director, Hewitt Series
51                                                     Director, Wheaton Franciscan Services,              Trust (an open-end
                                                       Inc. (parent organization for more than             investment company)
                                                       100 health and shelter service organizations)       (since 1998) (2
                                                       (since 1984), Director of the following:            portfolios).
                                                       Affinity Health Systems (since 1995),
                                                       Covenant Health Care System (since 1989),
                                                       All Saints Health Systems (since 1992),
                                                       Franciscan Ministries, Inc. (the holding
                                                       company for Wheaton Franciscan Services,
                                                       Inc.' s housing entities) (since 1998) and
                                                       United Health System (since 1998).

John L. Yoder        Director        Since 1988        Retired; Vice President, Princeton        6         None
73                                                     Insurance Co. (1995-2003).

Charles V. Doherty   Trustee         Since 2002        Managing Director, Madison                6         Trustee, Wayne Hummer
70                                                     Advisory Group.                                     Investment Trust (an
                                                                                                           open-end investment
                                                                                                           company) (4 portfolios);
                                                                                                           Director, Lakeside Bank;
                                                                                                           Director, Knight Trading
                                                                                                           Group, Inc.; Director,
                                                                                                           Howe Barnes Invest-
                                                                                                           ments, Inc.; Director,
                                                                                                           Brauvin Capital Trust,
                                                                                                           Inc.; Director, Bank of
                                                                                                           America Financial
                                                                                                           Products, Inc.; formerly
                                                                                                           Trustee, Wayne Hummer
                                                                                                           Money Fund Trust
                                                                                                           (an open-end investment
                                                                                                           company) (1994-1999).

Edward M. Roob       Trustee         Since 2002        Retired; Arbitrator, New York Stock       6         Trustee, Fort Dearborn
69                                                     Exchange and National Association                   Income Securities, Inc.
                                                       of Securities Dealers; Committee                    (since 1994); Director,
                                                       Member, Chicago Stock Exchange                      USB Global Asset
                                                       (1993 to 1999).                                     Management Trust Co.
                                                                                                           (since 1993); Director,
                                                                                                           UBS Funds, Inc. (since
                                                                                                           1994); Director, UBS
                                                                                                           Relationship Funds
                                                                                                           (since 1995); Director,
                                                                                                           UBS Supplementary Trust
                                                                                                           (since 1997);
                                                                                                           Trustee, Fresco Index
                                                                                                           Shares (2002-2004).

                                        DATE FIRST
                                        ELECTED OR
  NAME AND                             APPOINTED TO              PRINCIPAL                                     OTHER
   AGE AT            POSITIONS HELD   OFFICE AND TERM          OCCUPATION(S)                               DIRECTORSHIPS
  6/30/04              WITH FUNDS    OF OFFICE**<F67>       DURING PAST 5 YEARS                                HELD
  --------           --------------  ----------------       -------------------                            -------------

ADDITIONAL OFFICERS OF THE FUNDS

Gregory P. Francoeur Treasurer       Since 2002        Director of Finance and Treasurer, Convergent          None
33                                                     Capital Management, LLC (since April 2003);
                                                       prior thereto, Director of Finance, Convergent
                                                       Capital Management Inc. (1997-April 2003).

R. Daniel Sharp      Vice President  Since 2002        Managing Director of CCM Advisors, LLC (since          None
37                                                     2002); Senior Vice President and UK Managing
                                                       Director of Sales and Client Relations, Merrill Lynch
                                                       Investment Managers (2000-2002), Vice President,
                                                       Director of UK Marketing, Northern Trust Global
                                                       Investments, (1997-2000).

Savitri P. Pai       Chief Legal     Since 2003        Director, Treasurer, General Counsel, Kenilworth       None
38                   Officer                           Fund, Inc. (since 1992).

*<F66> Messrs. Peabody and Solberg are directors who are "interested persons" of the Funds as defined in the Investment Company Act of 1940 because they are Managing Directors of the Funds' investment adviser, CCM Advisors, LLC.
**<F67> Directors of the Funds serve a term of indefinite length until resignation or removal and stand for re-election by shareholders only as and when required by the Investment Company Act of 1940. Officers serve a term of indefinite length until their respective successors are elected and qualified.
***<F68> Each Director currently serves on the Board of the Funds (6 portfolios).

2.  ADDITIONAL TAX INFORMATION (UNAUDITED)

The AHA Diversified Equity Fund designates 100% of dividends declared after December 31, 2003 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

3.  AVAILABILITY OF PROXY VOTING INFORMATION (UNAUDITED)

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-445-1341 and the SEC's website at www.sec.gov. Information regarding how
                                        ------------
the Funds voted proxies relating to portfolio securities during the period ending June 30, 2004 will be available after August 31, 2004 on the SEC's website at www.sec.gov.

                           AHA INVESTMENT FUNDS, INC.
                      190 SOUTH LASALLE STREET, SUITE 2800
                            CHICAGO, ILLINOIS  60603
                                 1-800-445-1341

                         INVESTMENT ADVISOR
                         CCM Advisors, LLC
                         190 South LaSalle Street, Suite 2800
                         Chicago, Illinois  60603

                         ADMINISTRATOR, TRANSFER AGENT AND
                         DIVIDEND DISBURSEMENT AGENT
                         U.S. Bancorp Fund Services, LLC
                         P.O. Box 701
                         Milwaukee, Wisconsin  53201-0701

                         CUSTODIAN
                         U.S. Bank, N.A.
                         425 Walnut Street
                         6th Floor, M.L. 6118
                         Cincinnati, Ohio  45202

                         LEGAL COUNSEL
                         Bell, Boyd & Lloyd LLC
                         Three First National Plaza
                         70 West Madison Street
                         Chicago, Illinois  60602

                         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP
                         Sears Tower
                         233 South Wacker Drive
                         Chicago, Illinois  60606

                         DISTRIBUTOR
                         Quasar Distributors, LLC
                         615 East Michigan Street
                         Milwaukee, Wisconsin  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Registrant's board of directors has determined that each of Charles Doherty & John Oliverio, both members of the registrant's Audit Committee, qualify as an "audit committee financial expert," as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Messrs Doherty & Oliverio are "independent" as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. "Other services" provided by the principal accountant were not applicable. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                              FYE  06/30/2004        FYE  06/30/2003
                              ---------------        ---------------
Audit Fees                          $53,500              $65,500
Audit-Related Fees                     0
Tax Fees                            $16,000              $28,000
All Other Fees                         0                    0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Code of Ethics for Principal Executive and Senior Financial Officers. Attached hereto as Exhibit (a)(1).

     (2) Certifications of Douglas D. Peabody, President and Director of AHA Investment Funds and Gregory P. Francoeur, Treasurer of AHA Investment Funds pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Attached hereto as Exhibits (a)(2)(i) and
     (a)(2)(ii).

(b) Certification of Douglas D. Peabody, President and Director of AHA Investment Funds and Gregory P. Francoeur, Treasurer of AHA Investment Funds pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Attached hereto as Exhibit (b).

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  AHA Investment Funds, Inc.
                   ----------------------------------------------

     By (Signature and Title) /s/ Douglas Peabody
                              --------------------------
                              Douglas Peabody, President

     Date           09/09/04
           ---------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F69>  /s/ Douglas Peabody
                                     -----------------------------
                                     Douglas D. Peabody, President

     Date           09/09/04
           ---------------------------------------
     By (Signature and Title)*<F69>  /s/ Gregory Francoeur
                                     -------------------------------
                                     Gregory P. Francoeur, Treasurer

     Date           09/09/04
           ---------------------------------------

*<F69> Print the name and title of each signing officer under his or her signature.